MERRILL LYNCH
CORPORATE BOND
FUND, INC.





FUND LOGO





Quarterly Report

December 31, 1995






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be con-sidered a representation of future performance.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011





MERRILL LYNCH CORPORATE BOND FUND, INC.


TO OUR SHAREHOLDERS

As 1995 drew to a close, the pace of US economic activity apparently slowed. There was strong evidence of a slowing economy by mid-year, a trend that was quickly reversed as gross domestic product growth rebounded to a 4.2% pace during the third calendar quarter of 1995. However, recent economic releases suggest that this rate of expansion has not been sustained.

A number of key measures of economic growth indi-cate evidence of slowing momentum. Retail sales for November were soft, a trend that continued through-out the all-important holiday season, reflecting ongoing caution on the part of debt-burdened con-sumers. At the same time, there has been an increase in initial unemployment claims, along with weak job and income growth. As labor costs continue to decelerate and commodity price pressures remain subdued, infla-tionary pressures continue to be well under control.

These developments led the Federal Reserve Board to ease its monetary policy slightly at the December 19, 1995 Federal Open Market Committee meeting. How-ever, the Clinton Administration and Congress have yet to reach an agreement in their current Federal budget deliberations. While the probable direction of economic activity will continue to be the primary focus of investors in the weeks ahead, a credible plan for reducing the Federal budget deficit will also be an important factor in the investment outlook.

Portfolio Strategy

High Income Portfolio
The high-yield bond market posted an outstanding year with 1995's returns exceeded only by 1991's over the last ten years. The December quarter also pro-duced solid results. For the three-month period ended
December 31, 1995, the Portfolio's total returns for Class A, Class B, Class C and Class D Shares were
+3.01%, +2.80%, +2.65% and +2.94%, respectively.
The size of the Portfolio also showed substantial growth with assets increasing from $3.1 billion at year-end 1994 to $4.7 billion at December 31, 1995, or 51.6% of net assets.

The driving force for the year and quarter was falling interest rates. Yields on ten-year US Treasury bonds fell from 7.85% to 5.63% over the course of the year as investors reacted positively to moderate economic growth, low inflation and falling short-term interest rates. Because of its greater sensitivity to overall interest rates, the higher-quality BB-rated sector of the high-yield market outperformed issues rated B or less in 1995. The air transportation industry (Delta
Air Lines Inc., United Air Lines Inc., USAir Inc.)
outperformed all other high-yield industry groups with a return of +33.8%. Other above-average performers included homebuilders, +28.2%; cable TV, +26%; tele-communications, +24.7%; electric utilities +23%; and broadcasting, +22%. The weak performers were retailers
-0.7% and restaurants +7.2%. Companies in these industries struggled with weak earnings and a num-ber of defaults. Default rates rose from 1.4% in 1994 to 3.6% in 1995. The average annual default rate since
1978 has been 3.1%, and 1995 represents a return to the norm after several very low years, in our opinion.

The Portfolio experienced a surprise bankruptcy in November when Harrah's Jazz Company, a casino project in New Orleans, filed for protection after the bank lenders withdrew financing. We are pursuing recovery vigorously.

At year-end 1995, the Portfolio was structured in a manner that we believe will enhance returns over the new year. As modest economic growth and relatively stable interest rates seem the most likely environ-ment, at least perhaps over the next six months, corporate profits may become the most important factor influencing high-yield bond prices. Therefore, in 1996 industry and company selection seem likely to dominate investment performance to an even greater degree than in 1995. We would like to highlight several investment themes that have gained momentum over the past year and should remain important in 1996.

* Media and communication companies are the Port-folio's largest industry group with assets totaling
17.6% of net assets at year-end 1995. This broad sector includes television and radio broadcasters and cable television operators including four companies in the United Kingdom offering both cable TV and telephones, DBS (a satellite television delivery system), wireless cable (which is the delivery of multi-channel tele-vision by broadcast signal), and wireless cellular and paging communications. While broadcasting and cable delivery are seasoned concepts, new satellite and electronic technologies have created new picture and voice delivery systems at affordable and often declin-ing cost for a mass market. Our investments have helped finance the rapid growth of these industries.

* The portion of holdings of companies domiciled outside the United States has grown to 15.3% of net assets at year-end. This trend has been encouraged by deregulation and privatization in certain parts of the world.

For example, the two privatized telephone companies in Argentina and several privatized energy companies in that country have issued US dollar-denominated bonds rated below investment grade. These issuers are world-class companies with investment-grade finan-cial statistics (in our judgment) and American deposi-tary receipts trading on the New York Stock Exchange.
Because the Republic of Argentina is rated below investment grade, corporate bond issuers domiciled there are subject to the bond rating services' sovereign ceiling, a policy that no entity within a country can be rated higher than the country. This creates very attrac-tive valuation as we believe that the positive trends already in place in selected emerging markets will continue. At year-end, Portfolio exposure to issuers in non-US jurisdictions risk included: Argentina, 4% of net assets; Canada, 3%; and the United Kingdom, 2.6%. All of the Portfolio's non-US holdings are US dollar-denominated and therefore not exposed to currency risk.

* The credit quality of the high-yield market has notice-ably improved since 1992, as the lower tier shrank from 7.7% of the market to 5.1% at the end of 1995.
Meanwhile, the upper tier increased from 24% to 28%.
This improvement is primarily a result of new issuance of better rated BB and split BB securities. The sig-nificant growth in the supply of more highly rated credits has allowed better quality and crossover in-vestors to increase the size and diversity of their high-yield holdings. The quality of the High Income
Portfolio has also migrated up.

At December 31, 1995, our cash position was 7% of net assets and the average portfolio maturity stood at 7.2 years. The Portfolio remained broadly diversified with 186 issuers representing 32 industries. In addition to industries already mentioned, major sectors included energy, 8.9% of net assets; paper, 7%; gaming, 6.5%;
utilities, 6.2% and food and beverages, 3.2%.

Investment Grade Portfolio and Intermediate Term
Portfolio
Moderate growth and mild inflation continued to reinforce the opinion that the economic soft landing is occurring. The resiliency of bond prices has demon-strated investors' conviction that the economy is not heating up. At the same time, a drop in consumer confidence and sluggish retail sales figures have led to speculation that the economy should be more con-cerned with recession than inflation. On December 19, 1995, the Federal Reserve Board cut the Federal
Funds rate by 25 basis points (0.25%), the second easing move since July and perhaps only the second in an easing cycle which may extend into the middle of 1996. The yield curve steepened modestly with a drop in both short-term and long-term maturities. The economy began to lose momentum after growing at a 4.2% annual rate in the third quarter. Meanwhile, inflation is at the lowest level in years. Consumer prices did not change in November, the first month this has happened since the 1991 recession.

Throughout the December quarter, we extended the average portfolio maturity of the Investment Grade
Portfolio from 10.6 years at the outset of the quarter to 11.5 years at December 31, 1995. This is slightly shorter than the Merrill Lynch Corporate Bond Master
Index. For the same period, we maintained an average portfolio maturity of approximately 5.9 years for the Intermediate Term Portfolio. This is relatively neutral as compared to the Merrill Lynch Corporate Intermediate
Term Bond Index. These average portfolio maturities reflect our sense of caution brought about by our opinion that much of the positive news going forward has already been priced into the current market. For the Investment Grade Portfolio we continue to be under-weighted in the utility sector. In addition, while this Portfolio's cash flow was relatively heavy during the December quarter, we maintained a cash position of approximately 6.5% of net assets. For the Intermediate
Term Portfolio, we continue to be underweighted in the utility sector as well, and we maintained the Portfolio's cash position at 4.5% of net assets.

In Conclusion
We thank you for your continued investment in Merrill Lynch Corporate Bond Fund, Inc., and we look forward to reviewing our investment outlook and strategies in our upcoming semi-annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager



(Jay C. Harbeck)
Jay C. Harbeck
Vice President and Portfolio Manager


January 30, 1996

PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

*Class A Shares incur a maximum initial sales charge
 (front-end load) of 4% and bear no ongoing distribu-tion or account maintenance fees for High Income and Investment Grade Portfolio. Intermediate Term
 Portfolio incurs a maximum initial sales charge
 (front-end load) of 1% and bears no ongoing distri-bution or account maintenance fees. Class A Shares are available only to eligible investors.

*Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for High Income and Investment
 Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase.
 In addition, High Income and Investment Grade
 Portfolio are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate
 Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. All three classes of shares automatically convert to Class D
 Shares after approximately 10 years.

*Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for High Income and Investment Grade Portfolio. Inter-mediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

*Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for High Income and Investment
 Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (continued)



Average Annual Total Return--High Income Portfolio


                            % Return Without       % Return With
                              Sales Charge         Sales Charge**

Class A Shares*

Year Ended 12/31/95             +18.38%               +13.64%
Five Years Ended 12/31/95       +17.92                +16.96
Ten Years Ended 12/31/95        +11.72                +11.27

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                % Return              % Return
                              Without CDSC           With CDSC**

Class B Shares*

Year Ended 12/31/95             +17.49%               +13.49%
Five Years Ended 12/31/95       +17.00                +17.00
Inception (10/21/88) through
12/31/95                        +11.35                +11.35

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

                                % Return              % Return
                              Without CDSC           With CDSC**

Class C Shares*

Year Ended 12/31/95             +17.27%               +16.27%
Inception (10/21/94) through
12/31/95                        +13.17                +13.17

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                            % Return Without       % Return With
                              Sales Charge         Sales Charge**

Class D Shares*

Year Ended 12/31/95             +18.09%               +13.37%
Inception (10/21/94) through
12/31/95                        +13.80                + 9.98

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Investment Grade Portfolio


                            % Return Without       % Return With
                              Sales Charge         Sales Charge**

Class A Shares*

Year Ended 12/31/95             +19.82%               +15.03%
Five Years Ended 12/31/95       +10.00                + 9.11
Ten Years Ended 12/31/95        + 9.30                + 8.86

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

                                % Return              % Return
                              Without CDSC           With CDSC**

Class B Shares*

Year Ended 12/31/95             +18.92%               +14.92%
Five Years Ended 12/31/95       + 9.17                + 9.17
Inception (10/21/88) through
12/31/95                        + 8.98                + 8.98

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                % Return              % Return
                              Without CDSC           With CDSC**

Class C Shares*

Year Ended 12/31/95             +18.74%               +17.74%
Inception (10/21/94) through
12/31/95                        +16.18                +16.18

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                            % Return Without       % Return With
                              Sales Charge         Sales Charge**

Class D Shares*

Year Ended 12/31/95             +19.53%               +14.74%
Inception (10/21/94) through
12/31/95                        +16.84                +12.92

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Intermediate Term Portfolio


                            % Return Without       % Return With
                              Sales Charge         Sales Charge**

Class A Shares*

Year Ended 12/31/95             +18.10%               +16.92%
Five Years Ended 12/31/95       + 9.49                + 9.27
Ten Years Ended 12/31/95        + 9.02                + 8.91

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                % Return              % Return
                              Without CDSC           With CDSC**

Class B Shares*

Year Ended 12/31/95             +17.50%               +16.50%
Inception (11/13/92) through
12/31/95                        + 7.86                + 7.86

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                % Return              % Return
                              Without CDSC           With CDSC**

Class C Shares*

Year Ended 12/31/95             +17.48%               +16.48%
Inception (10/21/94) through
12/31/95                        +14.80                +14.80

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                            % Return Without       % Return With
                              Sales Charge         Sales Charge**

Class D Shares*

Year Ended 12/31/95             +17.98%               +16.80%
Inception (10/21/94) through
12/31/95                        +15.24                +14.27

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)

Recent Performance Results*
                                                                                                                       Standardized
                                                                                             12 Month      3 Month     30-day Yield
                                                        12/31/95     9/30/95    12/31/94     % Change      % Change  As of 12/31/95
High Income Portfolio Class A Shares                     $ 7.83      $ 7.80      $ 7.31      + 7.11%       +0.38%             9.52%
High Income Portfolio Class B Shares                       7.83        7.80        7.31      + 7.11        +0.38              9.15
High Income Portfolio Class C Shares                       7.83        7.81        7.32      + 6.97        +0.26              9.09
High Income Portfolio Class D Shares                       7.83        7.80        7.31      + 7.11        +0.38              9.27
Investment Grade Portfolio Class A Shares                 11.84       11.51       10.60      +11.70        +2.87              5.78
Investment Grade Portfolio Class B Shares                 11.84       11.51       10.60      +11.70        +2.87              5.25
Investment Grade Portfolio Class C Shares                 11.84       11.51       10.61      +11.59        +2.87              5.20
Investment Grade Portfolio Class D Shares                 11.84       11.51       10.60      +11.70        +2.87              5.54
Intermediate Term Portfolio Class A Shares                11.80       11.50       10.70      +10.28        +2.61              5.69
Intermediate Term Portfolio Class B Shares                11.80       11.50       10.70      +10.28        +2.61              5.24
Intermediate Term Portfolio Class C Shares                11.80       11.50       10.70      +10.28        +2.61              5.22
Intermediate Term Portfolio Class D Shares                11.80       11.50       10.70      +10.28        +2.61              5.60
High Income Portfolio Class A Shares--Total Return                                           +18.38(1)     +3.01(2)
High Income Portfolio Class B Shares--Total Return                                           +17.49(3)     +2.80(4)
High Income Portfolio Class C Shares--Total Return                                           +17.27(5)     +2.65(6)
High Income Portfolio Class D Shares--Total Return                                           +18.09(7)     +2.94(8)
Investment Grade Portfolio Class A Shares--Total Return                                      +19.82(9)     +4.60(10)
Investment Grade Portfolio Class B Shares--Total Return                                      +18.92(11)    +4.38(12)
Investment Grade Portfolio Class C Shares--Total Return                                      +18.74(13)    +4.36(14)
Investment Grade Portfolio Class D Shares--Total Return                                      +19.53(15)    +4.53(16)
Intermediate Term Portfolio Class A Shares--Total Return                                     +18.10(17)    +4.27(18)
Intermediate Term Portfolio Class B Shares--Total Return                                     +17.50(19)    +4.12(12)
Intermediate Term Portfolio Class C Shares--Total Return                                     +17.48(20)    +4.11(21)
Intermediate Term Portfolio Class D Shares--Total Return                                     +17.98(22)    +4.24(23)

  *Investment results shown do not reflect sales charges;
   results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.773 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.224 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.715 per share ordinary income dividends.

 (4)Percent change includes reinvestment of $0.207 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.712 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.206 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.755 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.218 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.797 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.217 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.711 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.192 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.705 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.190 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.769 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.209 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.780 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.208 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.722 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.720 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.191 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.768 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.205 per share ordinary income dividends.

Performance Summary--Class A Shares
                      1/1--12/31 Beginning/Ending Net Asset Value           Dividends Paid*                 % Change**
Period                   High         Investment    Intermediate    High  Investment  Intermediate  High   Investment  Intermediate
Covered                 Income          Grade           Term       Income    Grade        Term     Income     Grade        Term
11/10/78--12/31/78    $9.60/9.54         --              --        $ 0.13      --          --     +  0.73%      --           --
1979                   9.54/8.73         --              --          1.05(a)   --          --     +  2.36       --           --
1980(b)                8.73/7.91    $10.00/ 9.88   $10.00/ 9.93***   1.07    $ 0.25    $ 0.26***  +  3.08    +  1.28%    +  1.86%
1981                   7.91/7.26      9.88/ 9.38     9.93/ 9.57      1.12      1.46      1.37     +  6.48    + 10.52     + 11.11
1982                   7.26/7.74      9.38/10.51     9.57/10.59      1.04      1.36      1.36     + 23.09    + 28.74     + 26.74
1983                   7.74/8.10     10.51/10.24    10.59/10.37      1.01      1.22      1.20     + 18.32    +  9.42     +  9.63
1984                   8.10/7.72     10.24/10.44    10.37/10.52      1.02      1.21      1.18     +  8.66    + 15.10     + 14.00
1985                   7.72/8.29     10.44/11.45    10.52/11.33      1.01      1.18      1.16     + 21.61    + 22.23     + 19.86
1986                   8.29/8.34     11.45/11.95    11.33/11.87      0.98      1.07      1.03     + 12.91    + 14.26     + 14.34
1987                   8.34/7.80     11.95/11.00    11.87/10.99      0.95      0.99      0.94     +  4.94    +  0.45     +  0.65
1988                   7.80/7.80     11.00/10.90    10.99/10.83      0.95      0.99      0.97     + 12.71    +  8.30     +  7.51
1989                   7.80/7.17     10.90/11.33    10.83/11.13      0.97      1.00      0.98     +  4.33    + 13.63     + 12.33
1990                   7.17/5.88     11.33/11.13    11.13/11.05      1.00      0.94      0.97     -  4.61    +  6.97     +  8.43
1991                   5.88/7.21     11.13/12.03    11.05/11.77      0.90      0.91      0.92     + 39.75    + 17.08     + 15.53
1992                   7.21/7.78     12.03/11.86    11.77/11.60      0.86      1.03(c)   0.99(d)  + 20.64    +  7.51     +  7.28
1993                   7.78/8.32     11.86/11.97    11.60/11.92      0.76      1.35(e)   1.03(f)  + 17.39    + 12.49     + 11.82
1994                   8.32/7.31     11.97/10.60    11.92/10.70      0.80      0.77      0.77     -  2.69    -  5.06     -  3.85
1995                   7.31/7.83     10.60/11.84    10.70/11.80      0.77      0.80      0.78     + 18.38    + 19.82     + 18.10
                                                                   ------    ------    ------
                                                             Total $16.39    $16.53    $15.91

                                                          Cumulative total return as of 12/31/95: +560.06%** +439.91%**  +409.56%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.
***Adjusted for a 10-for-1 split effected in the form of a
   dividend through January 1981.
(a)Distribution for High Income Portfolio includes $0.024 per share capital gains distributions.
(b)For Investment Grade and Intermediate Term Portfolios, period covered is 10/31/80--12/31/80.
(c)Distribution for Investment Grade Portfolio includes
   $0.036 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(e)Distribution for Investment Grade Portfolio includes
   $0.261 per share capital gains distributions.
(f)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

Performance Summary--Class B Shares
                      1/1--12/31 Beginning/Ending Net Asset Value           Dividends Paid*                 % Change**
Period                   High         Investment    Intermediate    High  Investment  Intermediate  High   Investment  Intermediate
Covered                 Income          Grade           Term***    Income    Grade        Term     Income     Grade        Term
10/21/88--12/31/88    $7.92/7.80    $11.08/10.90         --        $0.18     $0.18         --     +  0.74%   +  0.05%        --
1989                   7.80/7.17     10.90/11.33         --         0.91      0.91         --     +  3.54    + 12.77         --
1990                   7.17/5.89     11.33/11.13         --         0.95      0.86         --     -  5.18    +  6.16         --
1991                   5.89/7.22     11.13/12.03         --         0.84      0.83         --     + 38.67    + 16.19         --
1992                   7.22/7.78     12.03/11.86   $11.68/11.60     0.80      0.94(a)  $0.24(b)   + 19.57    +  6.69      + 1.34%
1993                   7.78/8.33     11.86/11.97    11.60/11.92     0.70      1.25(c)   0.97(d)   + 16.65    + 11.65      +11.26
1994                   8.33/7.31     11.97/10.60    11.92/10.70     0.74      0.69      0.71      -  3.54    -  5.78      - 4.34
1995                   7.31/7.83     10.60/11.84    10.70/11.80     0.72      0.71      0.72      + 17.49    + 18.92      +17.50
                                                                   -----     -----     -----
                                                             Total $5.84     $6.37     $2.64

                                                          Cumulative total return as of 12/31/95: +116.81%**  +85.73%**   +26.73%**

  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
***Figures for Intermediate Term Portfolio Class B Shares are
   since inception on November 13, 1992.
(a)Distribution for Investment Grade Portfolio includes
   $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes
   $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

PERFORMANCE DATA (concluded)


Performance Summary--Class C Shares
                      1/1--12/31 Beginning/Ending Net Asset Value           Dividends Paid*                 % Change**
Period                   High         Investment    Intermediate    High  Investment  Intermediate  High   Investment  Intermediate
Covered                 Income          Grade           Term       Income    Grade        Term     Income     Grade        Term
10/21/94--12/31/94    $7.59/7.32    $10.67/10.61   $10.81/10.70    $0.18     $0.14       $0.15     - 1.15%    + 0.74%     + 0.38%
1995                   7.32/7.83     10.61/11.84    10.70/11.80     0.71      0.70        0.72     +17.27     +18.74      +17.48
                                                                   -----     -----       -----
                                                             Total $0.89     $0.84       $0.87

                                                           Cumulative total return as of 12/31/95: +15.92%**  +19.62%**   +17.92%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                      1/1--12/31 Beginning/Ending Net Asset Value           Dividends Paid*                 % Change**
Period                   High         Investment    Intermediate    High  Investment  Intermediate  High   Investment  Intermediate
Covered                 Income          Grade           Term       Income    Grade        Term     Income     Grade        Term
10/21/94--12/31/94    $7.59/7.31    $10.67/10.60   $10.81/10.70    $0.19     $0.15       $0.15     - 1.17%    + 0.76%     + 0.41%
1995                   7.31/7.83     10.60/11.84    10.70/11.80     0.75      0.77        0.77     +18.09     +19.53      +17.98
                                                                   -----     -----       -----
                                                             Total $0.94     $0.92       $0.92

                                                          Cumulative total return as of 12/31/95: +16.70%** +20.43%** +18.46%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.

SCHEDULE OF INVESTMENTS
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds                                                                                                        High Income Portfolio
Airlines--2.7%                                           Delta Air Lines Inc.:
                     BB+      Baa2    $  3,000,000         9.30% due 1/02/2010                     $    2,963,100   $    3,552,750
                     BB+      Baa2       5,000,000         9.20% due 9/23/2014                          4,839,050        5,705,750
                     BB+      Baa2      20,000,000         10.50% due 4/30/2016                        20,481,900       25,324,299
                                                         Piedmont Aviation, Inc.:
                     BB-      B1           200,000         Series C, 9.70% due 1/15/1999                  201,676          198,616
                     BB-      B1           100,000         Series C, 10.25% due 1/15/2007                 103,706          101,479
                     BB-      B1         1,985,000         Series E, 10.30% due 3/28/2007               1,855,291        2,020,770
                     BB-      B1         1,950,000         Series F, 10.35% due 3/28/2011               1,999,719        2,076,526
                     BB-      B1            50,000         Series G, 10.35% due 3/28/2011                  51,425           53,244
                     BB-      B1           450,000         Series H, 9.85% due 5/08/2005                  454,617          444,528
                     BB-      B1         1,500,000         Series H, 10% due 11/08/2012                 1,493,250        1,558,140
                     BB-      B1           536,000         Series I, 10% due 11/08/2012                   545,048          556,775
                                                         United Air Lines Inc.:
                     BB+      Baa1       4,000,000         10.02% due 3/22/2014                         4,050,000        4,806,160
                     BB+      Baa1       2,000,000         9.08% due 10/26/2015                         1,847,200        2,234,470
                     BB+      Baa1       7,100,000         9.35% due 4/07/2016                          7,215,446        7,872,125
                     BB+      Baa1      10,500,000         9.21% due 1/21/2017                         10,480,125       11,820,112
                                                         USAir Inc.:
                     B        B1        30,000,000         9.625% due 2/01/2001                        24,109,906       26,250,000
                     BB-      B1        18,500,000         10.375% due 3/01/2013                       18,290,000       17,297,500
                     BB       B1         1,432,000         Series A, 10.70% due 1/15/2007               1,525,137        1,495,602
                     BB       B1         1,815,000         Series C, 10.70% due 1/15/2007               1,933,048        1,895,613
                     B+       B2           421,000         Series E, 10.70% due 1/01/2002                 382,895          433,102
                     B+       B1         1,107,000         Series E, 10.70% due 1/15/2007               1,159,472        1,156,167
                     B+       B2         1,092,000         Series F, 10.70% due 1/01/2003                 984,165        1,127,053
                     B+       B2         1,092,000         Series G, 10.70% due 1/01/2003                 984,165        1,127,053
                     B+       B2         1,092,000         Series H, 10.70% due 1/01/2003                 984,165        1,127,053
                     B+       B2         1,092,000         Series I, 10.70% due 1/01/2003                 984,165        1,127,053
                     BB-      B1         5,249,760         Series 89A1, 9.33% due 1/01/2006++++         4,966,118        4,978,268
                                                                                                   --------------   --------------
                                                                                                      114,884,789      126,340,208

Automotive--0.5%     NR*      B1        10,000,000       Exide Corp., 10% due 4/15/2005                10,071,250       10,875,000
                     B        B3        10,150,000       SPX Inc., 11.75% due 6/01/2002                10,175,000       10,797,063
                                                                                                   --------------   --------------
                                                                                                       20,246,250       21,672,063

Broadcasting/                                            American Telecasting, Inc. (a):
Cable--6.1%          CCC+     Caa       38,190,545         14.86% due 6/15/2004                        22,740,982       26,399,214
                     CCC+     Caa        3,100,000         14.50% due 8/15/2005 (b)                     1,623,203        1,929,750
                     CCC      B3        29,117,000       Australis Media Ltd., 14.07% due
                                                           5/15/2003 (a) (f)                           16,064,443       21,146,221
                     BB-      B2        50,000,000       Bell Cablemedia PLC, 11.80%
                                                           due 9/15/2005 (a)                           29,202,145       31,500,000
                     BB-      B3        13,500,000       Cai Wireless Systems Inc., 12.25%
                                                           due 9/15/2002                               13,500,000       14,445,000
                     BB-      Ba3       22,500,000       Century Communications Corporation,
                                                           9.75% due 2/15/2002                         22,112,500       23,568,750
                     B+       B1        10,000,000       Comcast Corporation, 9.50% due 1/15/2008       9,350,000       10,625,000
                     B        B2        50,000,000       Comcast UK Cable Partners Ltd., 11.21%
                                                           due 11/15/2000 (a)                          29,386,712       29,375,000
                     BB+      Ba3       20,000,000       Lenfest Communications, Inc., 8.375%
                                                           due 11/01/2005                              19,941,200       20,087,500
                     CCC+     Caa       20,000,000       Peoples Choice T.V. Corporation, 13.48%
                                                           due 6/01/2004 (a) (g)                       11,135,357       11,750,000
                                                         United International Holdings, Inc. (a):
                     B-       B3         5,000,000         12.18% due 11/15/1999                        3,094,247        3,125,000
                     B-       B3        50,000,000         13.99% due 11/15/1999 (h)                   29,624,834       31,625,000
                     B-       B3        18,750,000         14% due 11/15/1999                          11,105,282       11,718,750



SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (continued)                                                                                           High Income Portfolio
Broadcasting/                                            Videotron Groupe L'TEE:
Cable                BB+      Ba3     $ 11,250,000         10.25% due 10/15/2002                   $   11,322,500   $   11,868,750
(concluded)          BB+      Baa3       3,300,000         10.625% due 2/15/2005                        3,279,375        3,547,500
                     B+       B3        50,000,000       Videotron Holdings PLC, 12.08% due
                                                           7/01/2004 (a)                               32,118,089       35,062,500
                                                                                                   --------------   --------------
                                                                                                      265,600,869      287,773,935

Broadcasting &       B-       B2        17,500,000       EZ Communications, Inc., 9.75%
Publishing--3.2%                                            due 12/01/2005                             17,361,575       17,675,000
                     BB-      Ba3       13,150,000       Heritage Media Services Corporation, 11%
                                                           due 6/15/2002                               13,158,750       14,054,062
                     B        B3        14,000,000       The Katz Corp., 12.75% due 11/15/2002         14,313,750       15,050,000
                     B        Caa       25,000,000       NWCG Holding Corp., 13.79%
                                                           due 6/15/1999 (a)                           15,765,568       17,312,500
                     BB-      B3        10,000,000       SCI Television Inc., 11% due 6/30/2005        10,350,000       10,612,500
                                                         Sinclair Broadcasting Group Inc.:
                     B+       B3        15,000,000         10% due 12/15/2003                          15,036,250       15,375,000
                     B+       B1        26,500,000         10% due 9/30/2005                           26,612,500       27,228,750
                     BB-      B1        20,000,000       World Color Press, Inc., 9.125%
                                                           due 3/15/2003                               20,019,375       20,675,000
                     B        B2        13,000,000       Young Broadcasting Inc., 10.125%
                                                           due 2/15/2005                               13,000,000       13,715,000
                                                                                                   --------------   --------------
                                                                                                      145,617,768      151,697,812

Building             B        Caa       20,000,000       Inter-City Products Corp., 9.75%
Materials--1.9%                                            due 3/01/2000                               19,508,750       14,100,000
                     CCC      B3        20,000,000       Nortek Inc., 9.875% due 3/01/2004             19,834,240       18,800,000
                     B+       B3        26,720,000       Pacific Lumber Co., 10.50% due 3/01/2003      26,420,738       25,584,400
                     B+       B2        29,084,000       US Gypsum Corp., 8.75% due 3/01/2017          25,890,006       29,084,000
                                                                                                   --------------   --------------
                                                                                                       91,653,734       87,568,400

Capital Goods--      B+       B1        21,450,000       Essex Group Inc., 10% due 5/01/2003           21,546,500       21,128,512
1.0%                 B-       B3        25,000,000       International Wire Group, 11.75%
                                                           due 6/01/2005                               24,986,250       23,875,000
                                                                                                   --------------   --------------
                                                                                                       46,532,750       45,003,512

Chemicals--1.6%      B        B2        15,000,000       Agriculture Minerals & Chemicals
                                                           Company, L.P., 10.75% due 9/30/2003         15,060,000       16,612,500
                     B+       Ba3       45,000,000       G-I Holdings, Inc., 11.44% due
                                                           10/01/1998 (a)                              33,142,197       35,100,000
                     B+       B2        25,000,000       Harris Chemical North America Inc.,
                                                           10.65% due 7/15/2001 (a)                    24,818,057       23,875,000
                                                                                                   --------------   --------------
                                                                                                       73,020,254       75,587,500

Communications--     CCC+     B3        23,000,000       Cellular Communications, Inc., 13.25%
8.4%                                                       due 8/15/2000 (a) (c)                       12,711,769       14,490,000
                     B+       B3        41,472,000       Comunicacion Celular, 13.13%
                                                           due 5/15/2000 (a)                           22,358,020       23,639,040
                     B-       Caa       46,688,000       Echostar Communications Corp.,
                                                           13.62% due 6/10/1999 (a) (i)                28,972,278       30,474,282
                     CCC+     Caa       29,547,000       Horizon Cellular Telephone Co., 11.48%
                                                           due 10/01/2000 (a)                          24,255,883       25,779,758
                     CCC+     B3        25,000,000       Mobilemedia Communication, Inc., 11.32%
                                                           due 12/01/2003 (a)                          17,597,498       19,562,500
                     CCC+     B3        60,000,000       Nextel Communications Inc., 11.32% due
                                                           8/15/2004 (a)                               40,395,502       32,700,000
                     NR*      NR*       21,000,000       Page Mart Inc., 12.74% due 11/01/2003 (a)     14,514,341       15,592,500




SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (continued)                                                                                           High Income Portfolio
Communications                                           Paging Network, Inc.:
(concluded)          B        B2      $ 20,000,000         11.75% due 5/15/2002                    $   20,387,500   $   22,125,000
                     B        B2        15,000,000         10.125% due 8/01/2007                       15,000,000       16,256,250
                     B-       B3        36,710,000       Pan Am Sat L.P., 11.35% due 8/01/2003 (a)     27,517,281       30,193,975
                     BB-      B2        35,925,000       Rogers Communications Inc., 10.875%
                                                           due 4/15/2004                               36,431,094       37,631,438
                     BB-      B1        31,000,000       Telecom Argentina S.A., 8.375% due
                                                           10/18/2000                                  25,952,625       29,527,500
                                                         Telefonica de Argentina S.A.:
                     NR*      B1         2,690,000         8.375% due 10/01/2000                        2,051,125        2,575,675
                     NR*      B1         7,000,000         8.375% due 10/01/2000                        5,385,000        6,702,500
                     BB-      B1        40,000,000         11.875% due 11/01/2004                      38,763,075       41,500,000
                     BB       B1        50,000,000       Telewest Communications PLC, 11%
                                                           due 10/01/2000 (a)                          30,070,450       30,250,000
                     CCC+     B3        14,730,000       USA Mobile Communications Holdings, Inc.,
                                                           9.50% due 2/01/2004                         14,135,375       14,693,175
                                                                                                   --------------   --------------
                                                                                                      376,498,816      393,693,593

Computer Services--                                      ComputerVision Corp.:
1.0%                 CCC+     B3        15,000,000         11.375% due 8/15/1999                       14,473,750       15,675,000
                     CCC+     NR*       12,500,000         8% due 12/01/2009                            6,802,472        9,125,000
                     B-       B3        20,000,000       Dictaphone Corp., 11.75% due 8/01/2005        20,000,000       19,900,000
                                                                                                   --------------   --------------
                                                                                                       41,276,222       44,700,000

Conglomerates--      BB+      Ba3       25,000,000       ADT Operations Inc., 9.25% due 8/01/2003      25,094,187       26,906,250
4.6%                 BB-      B3        29,700,000       Coltec Industries, Inc., 10.25% due
                                                           4/01/2002                                   30,310,075       30,628,125
                     CCC+     B3        20,000,000       The Interlake Corp., 12.125% due 3/01/2002    20,147,500       19,100,000
                     B+       B2        10,000,000       JB Poindexter & Co., Inc., 12.50% due
                                                           5/15/2004                                   10,000,000        8,075,000
                     B+       B3        20,000,000       Jordan Industries Inc., 10.375% due
                                                           8/01/2003                                   19,961,000       17,900,000
                     NR*      NR*        8,500,000       MacAndrews & Forbes Group, Inc., 12.25%
                                                           due 7/01/1996                                8,276,775        8,542,500
                     NR*      NR*        9,100,000       MacAndrews & Forbes Holdings, Inc., 13%
                                                           due 3/01/1999                                8,568,400        9,236,500
                     B+       B3        26,000,000       Sequa Corp., 9.375% due 12/15/2003            25,146,563       24,310,000
                     BB-      B1        30,000,000       Sherritt Gordon Ltd., 9.75% due 4/01/2003     29,829,688       32,100,000
                     NR*      NR*       40,000,000       Walter Industries Inc., 12.19% due
                                                           3/15/2000                                   40,600,000       40,525,000
                                                                                                   --------------   --------------
                                                                                                      217,934,188      217,323,375

Consumer             B        B3        10,000,000       Cabot Corporation, 12.50% due 7/15/2005       10,000,000       10,650,000
Products--4.3%       B        NR*       39,760,000       Coleman Holdings, Inc., 11.57% due
                                                           5/27/1998 (a)                               30,229,052       32,305,000
                     B+       Ba3       15,000,000       Coty Inc., 10.25% due 5/01/2005               15,000,000       15,975,000
                     B+       Ba2       25,600,000       International Semi-Tech Microelectronics,
                                                           12.98% due 8/15/2003 (a)                    13,824,237       13,568,000
                     B-       Caa       16,750,000       Polymer Group Inc., 12.25% due 7/15/2002      16,680,000       17,336,250
                                                         Revlon Consumer Products Corp.:
                     B        B2         3,500,000         9.50% due 6/01/1999                          3,190,457        3,552,500
                     B        B2        22,000,000         9.375% due 4/01/2001                        19,973,932       22,385,000
                     B-       B3         9,500,000         10.50% due 2/15/2003                         8,795,000        9,713,750
                     B-       B3        36,650,000       Samsonite Corporation, 11.125%
                                                           due 7/15/2005                               36,088,625       35,367,250
                     B+       B1        22,800,000       Sealy Corp., 9.50% due 5/01/2003              22,707,775       23,028,000
                     B-       B3        13,000,000       Selmer Co. Inc., 11% due 5/15/2005            12,985,000       12,870,000
                                                                                                   --------------   --------------
                                                                                                      189,474,078      196,750,750


SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (continued)                                                                                           High Income Portfolio
Convertible          B        B2      $  8,352,000       Builders Transport, Inc., 8% due
Bonds**--0.3%                                              8/15/2005 (4)                           $    4,886,880   $    7,589,880
                     D        C         10,363,000       Lomas Financial Corp., 9% due
                                                           10/31/2003 (2)                               9,654,393          725,410
                     B-       B3         2,084,000       MEDIQ, Inc., 7.25% due 6/01/2006 (3)           1,207,575        1,651,570
                     B        B2         2,000,000       OHM Corp., 8% due 10/01/2006 (5)               1,400,000        1,755,000
                     B        B2         3,659,000       UNC, Inc., 7.50% due 3/31/2006 (1)             2,151,592        3,249,649
                                                                                                   --------------   --------------
                                                                                                       19,300,440       14,971,509

Diversified--        B        B1        25,000,000       Foamex Capital Corp., 11.25%
0.7%                                                       due 10/01/2002                              24,964,375       25,125,000
                     NR*      B3        10,000,000       RBX Corporation, 11.25% due 10/15/2005        10,006,250        9,825,000
                                                                                                   --------------   --------------
                                                                                                       34,970,625       34,950,000

Drug Stores--0.4%    B        B2        20,000,000       Thrifty Payless Holdings, Inc., 11.75%
                                                           due 4/15/2003                               20,000,000       21,650,000

Energy--8.9%         BB-      Ba3       24,000,000       California Energy Company, Inc., 9.875%
                                                           due 6/30/2003                               24,122,500       25,320,000
                     BB       Ba2       30,000,000       Ce Casecnan Water & Energy, 11.45%
                                                           due 11/15/2005                              30,000,000       30,337,500
                     B+       B1        49,500,000       Clark R&M Holdings, Inc., 11% due
                                                           2/15/2000 (a)                               31,839,232       33,165,000
                     B+       B2         9,000,000       Clark USA Inc., 10.875% due 12/01/2005         9,000,000        9,495,000
                     NR*      NR*       18,500,000       Consolidated Hydro, Inc., 12.22% due
                                                           7/15/2003 (a)                               13,574,285       10,891,875
                                                         Falcon Drilling Company, Inc.:
                     B-       B2        16,000,000         9.75% due 1/15/2001                         16,000,000       16,420,000
                     B-       B3         8,500,000         12.50% due 3/15/2005                         8,500,000        9,052,500
                     B+       B1        20,000,000       Global Marine Inc., 12.75% due 12/15/1999     20,047,500       22,200,000
                                                         Gulf Canada Resources Ltd.:
                     BB       B1        12,750,000         9% due 8/15/1999                            11,735,937       13,515,000
                     B+       Ba3       10,000,000         9.25% due 1/15/2004                          9,726,605       10,400,000
                                                         Maxus Energy Corp.:
                     BB-      B1        17,750,000         9.875% due 10/15/2002                       16,726,250       17,927,500
                     BB-      B1         5,300,000         11.50% due 11/15/2015                        4,987,000        5,538,500
                     BB-      Ba3        8,750,000       Noble Drilling Corp., 9.25% due
                                                           10/01/2003                                   8,925,000        9,220,313
                     BBB-     Baa3      28,000,000       Oleoducts Central S.A., 9.35% due
                                                           9/01/2005                                   27,967,500       28,420,000
                     B+       Ba3       15,000,000       Rowan Companies, Inc., 11.875% due
                                                           12/01/2001                                  15,085,000       16,312,500
                     BB-      B1        25,000,000       Seagull Energy Corp., 8.625% due
                                                           8/01/2005                                   24,990,000       24,312,500
                     NR*      B3         4,016,000       Tesoro Petroleum Corp., 12.75% due
                                                           3/15/2001                                    3,436,342        4,136,480
                     B-       Caa       50,000,000       Transamerican Refining Corp., 18.83%
                                                           due 2/15/2002 (a)                           33,495,100       30,500,000
                     BB+      B2        30,000,000       TransTexas Gas Corp., 11.50% due 6/15/2002    30,000,000       31,087,500
                     B+       B1        31,525,000       Triton Energy Corp., 10.61% due
                                                           11/01/1997 (a)                              25,963,817       27,308,531
                     B+       B1         8,000,000       Vintage Petroleum Inc., 9% due 12/15/2005      7,978,240        8,110,000
                     BB-      B1        40,000,000       Yacimientos Petroliferos Fiscales S.A.
                                                           (YPF) (Sponsored), 8% due 2/15/2004         31,966,750       37,600,000
                                                                                                   --------------   --------------
                                                                                                      406,067,058      421,270,699

Entertainment--      B+       B1         9,000,000       Cinemark USA, Inc., 12% due 6/01/2002          9,058,750        9,855,000
1.9%                                                     Marvel Holdings Inc.:
                     B-       Caa       28,000,000         9.125% due 2/15/1998                        24,810,750       25,900,000
                     B-       B3        14,500,000         11.69% due 4/15/1998 (a)                    11,150,871       10,512,500
                     B-       B3         5,500,000         15.97% due 4/15/1998 (a)                     3,801,070        3,946,250
                     B        B2        40,000,000       Six Flags Theme Parks, 12.18% due
                                                           6/15/1998 (a)                               29,995,080       31,400,000
                                                         Spectravision Inc.:
                     D        Caa       39,250,000         11.74% due 10/01/2001 (a)                   33,732,587        8,046,250
                     D        Caa       24,040,000         11.65% due 12/01/2002                       21,422,831        1,803,000
                                                                                                   --------------   --------------
                                                                                                      133,971,939       91,463,000

SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (continued)                                                                                           High Income Portfolio
Financial            D        Ca      $ 25,000,000       Lomas Mortgage USA, Inc., 10.25% due
Services--1.5%                                             10/01/2002                              $   23,095,625   $   12,125,000
                     NR*      B3        15,000,000       Olympic Financial Ltd., 13% due 5/01/2000     15,000,000       16,443,750
                     BB-      B1         9,000,000       Penncorp Financial, 9.25% due 12/15/2003       9,090,000        9,180,000
                     BBB      NR*        1,500,000       Reliance Financial Services Corp., 10.36%
                                                           due 12/01/2000                               1,200,000        1,523,430
                                                         Reliance Group Holdings, Inc.:
                     BB+      Ba3        7,425,000         9% due 11/15/2000                            6,798,125        7,657,031
                     BB-      B1        22,575,000         9.75% due 11/15/2003                        21,362,500       23,308,688
                                                                                                   --------------   --------------
                                                                                                       76,546,250       70,237,899

Food &                                                   Chiquita Brands International Inc.:
Beverage--3.2%       B        B3         9,655,000         11.50% due 6/01/2001                         9,966,881       10,041,200
                     B+       B1        13,000,000         9.125% due 3/01/2004                        12,990,000       12,935,000
                     B        B3        23,450,000       Curtice Burns Food, Inc., 12.25% due
                                                           2/01/2005                                   23,562,125       24,036,250
                     B-       B2        26,463,000       Envirodyne Industries, Inc., 10.25% due
                                                           12/01/2001                                  25,608,891       19,847,250
                     CCC+     Caa       25,000,000       Fresh Del Monte Corp., 10% due 5/01/2003      25,012,500       22,750,000
                     D        Caa       21,800,000       Seven-Up/RC Bottling Co. of Southern
                                                           California, Inc., 11.50% due 8/01/1999      21,967,500       12,971,000
                                                         Specialty Foods Corp.:
                     B        B3        19,250,000         10.25% due 8/15/2001                        18,784,375       18,287,500
                     B        B3        12,000,000         11.125% due 10/01/2002                      11,970,000       11,700,000
                     B        B3        20,000,000       Texas Bottling Group, Inc., 9% due
                                                           11/15/2003                                  20,002,500       19,850,000
                                                                                                   --------------   --------------
                                                                                                      169,864,772      152,418,200

Foreign Government   BB-      B1        20,000,000       Republic of Argentina, 8.375% due
Obligations--0.4%                                          12/20/2003                                  15,481,250       16,912,500

Gaming--6.5%         B        B2        17,325,000       Aztar Corp., 11% due 10/01/2002               17,557,250       17,411,625
                     BB       B1        30,000,000       Bally's Park Place, Inc., 9.25% due
                                                           3/15/2004                                   28,485,200       30,637,500
                     NR*      Caa       12,000,000       Capital Gaming International, Inc.,
                                                           11.50% due 2/01/2001                         9,426,041        5,640,000
                     B+       B2        37,000,000       GB Property Funding Corp., 10.875%
                                                           due 1/15/2004                               35,072,500       32,652,500
                     D        NR*        7,682,000       Goldriver Hotel & Casino Corp., 13.375%
                                                           due 8/31/1999                                8,609,882        3,648,950
                     BB       Ba3       25,000,000       Grand Casinos Inc., 10.125% due
                                                           12/01/2003                                  25,000,000       26,281,250
                     D        Caa       60,115,000       Harrah's Jazz Company, 14.25%
                                                           due 11/15/2001                              49,536,050       16,832,200
                     B+       B2        15,000,000       Hollywood Casino Corp., 12.75%
                                                           due 11/01/2003                              14,291,901       13,800,000
                     BB-      B1        15,000,000       MGM Grand Hotel Finance Corp., 12%
                                                           due 5/01/2002                               15,230,500       16,481,250
                     B-       B3        10,000,000       Pioneer Finance Corp., 13.50% due
                                                           12/01/1998                                  10,542,500        7,900,000
                                                         Showboat, Inc.:
                     BB-      Ba3        8,450,000         9.25% due 5/01/2008                          8,233,475        8,534,500
                     B        B2        26,550,000         13% due 8/01/2009                           25,863,625       30,001,500
                     B        B2        10,000,000       Station Casinos, Inc., 9.625% due
                                                           6/01/2003                                    8,837,474        9,875,000
                     B-       B3        20,000,000       Trump Holdings, Inc., 15.50% due
                                                           6/15/2005                                   19,891,250       21,500,000
                     B+       B3        42,000,000       Trump Plaza Funding, Inc., 10.875%
                                                           due 6/15/2001                               39,780,770       43,680,000
                     NR*      Caa       20,434,814       Trump Taj Mahal Funding, Inc., 11.35%
                                                           due 11/15/1999++                            15,620,532       19,211,953
                                                                                                   --------------   --------------
                                                                                                      331,978,950      304,088,228


SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (continued)                                                                                           High Income Portfolio
Health Services--    B+       B1      $ 11,500,000       MEDIQ, Inc., 12.125% due 7/01/1999        $   11,455,000   $   11,557,500
1.0%                 B+       Ba3       30,000,000       Tenet Healthcare Corp., 10.125%
                                                           due 3/01/2005                               30,062,500       33,412,500
                                                                                                   --------------   --------------
                                                                                                       41,517,500       44,970,000

Home Builders--                                          Del E. Webb Corporation:
1.5%                 B+       Ba3        3,500,000         10.875% due 3/31/2000                        3,524,375        3,587,500
                     B-       B2         7,000,000         9.75% due 3/01/2003                          6,944,910        7,157,500
                     B-       B2         4,000,000         9% due 2/15/2006                             3,140,000        3,820,000
                     B        B3        20,000,000       Greystone Homes Inc., 10.75% due
                                                           3/01/2004                                   19,115,000       18,500,000
                     B        B1        10,250,000       K. Hovnanian Enterprises Inc., 11.25%
                                                           due 4/15/2002                               10,204,062        9,430,000
                     BB       Ba2       12,000,000       Standard Pacific Corp., 10.50%
                                                           due 3/01/2000                               11,995,000       12,300,000
                     B+       Ba3       15,000,000       U.S. Home Corp., 9.75% due 6/15/2003          15,000,000       15,393,750
                                                                                                   --------------   --------------
                                                                                                       69,923,347       70,188,750

Hotels--2.2%         BB-      Ba3       50,000,000       HMC Acquisition Properties, 9%
                                                           due 12/15/2007                              50,000,000       50,750,000
                     BB-      B1        40,000,000       HMH Properties Inc., 9.50% due 5/15/2005      38,841,877       41,050,000
                     BB-      B1        13,250,000       John Q. Hammons Hotel, Inc., 8.875%
                                                           due 2/15/2004                               11,835,625       13,183,750
                                                                                                   --------------   --------------
                                                                                                      100,677,502      104,983,750

Industrial           B-       B3         1,500,000       Day International Corp., 11.125%
Services--0.6%                                             due 6/01/2005                                1,522,500        1,515,000
                     B-       Caa       15,230,000       Southeastern Public Service Co., 11.875%
                                                           due 2/01/1998                               13,547,667       15,344,225
                                                         Thermadyne Industries, Inc.:
                     CCC      B3         5,706,000         10.25% due 5/01/2002                         5,711,822        5,706,000
                     CCC      B3         7,912,000         10.75% due 11/01/2003                        7,914,802        7,872,440
                                                                                                   --------------   --------------
                                                                                                       28,696,791       30,437,665

Metals &             B-       B2        26,750,000       Kaiser Aluminum & Chemical Corp.,
Mining--1.3%                                               12.75% due 2/01/2003                        26,660,625       29,358,125
                                                         Maxxam Group, Inc.:
                     B-       B3         5,000,000         11.25% due 8/01/2003                         4,918,750        4,775,000
                     B-       B3        41,155,000         12.37% due 8/01/2003 (a)                    30,091,872       28,396,950
                                                                                                   --------------   --------------
                                                                                                       61,671,247       62,530,075

Packaging--2.1%      CCC+     Ca        35,775,000       Anchor Glass Container Corp., 9.875%
                                                           due 12/15/2008                              32,401,063       21,822,750
                     B-       Caa       21,500,000       Ivex Packaging Corp., 13.22% due
                                                           3/15/2005 (a)                               12,552,617       12,147,500
                                                         Owens-Illinois, Inc.:
                     BB       Ba3       20,000,000         11% due 12/01/2003                          20,810,000       22,625,000
                     B+       B2         6,000,000         9.95% due 10/15/2004                         5,931,250        6,397,500
                     B+       Ba3        6,000,000       Plastic Container Corp., 10.75%
                                                           due 4/01/2001                                6,022,500        6,210,000
                     B-       B3        32,628,000       Silgan Holdings Inc., 12.91%
                                                           due 12/15/2002 (a)                          30,879,542       30,915,030
                                                                                                   --------------   --------------
                                                                                                      108,596,972      100,117,780

SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (continued)                                                                                           High Income Portfolio
Paper--7.0%          BB       Ba3     $ 25,500,000       APP International Finance, 11.75% due
                                                           10/01/2005                              $   25,566,250   $   25,372,500
                                                         Container Corporation of America:
                     B+       B2        15,420,000         9.75% due 4/01/2003                         15,433,400       15,111,600
                     B+       B2        13,000,000         11.25% due 5/01/2004                        13,000,000       13,455,000
                     B        B3        19,150,000       Crown Paper Co., 11% due 9/01/2005            17,698,594       16,852,000
                     BB-      Ba3       20,000,000       Doman Industries Ltd., 8.75% due
                                                           3/15/2004                                   19,800,000       19,050,000
                                                         Fort Howard Corp.:
                     B+       B1        10,000,000         9.25% due 3/15/2001                         10,000,000       10,175,000
                     B        B2        31,000,000         9% due 2/01/2006                            28,380,625       30,457,500
                     B        B3        35,000,000       Gaylord Container Corp., 11.50%
                                                           due 5/15/2001                               35,401,250       36,137,500
                     BB       Ba2        7,500,000       P.T. Indah Kiat International Finance,
                                                           12.50% due 6/15/2006                         7,462,500        7,537,500
                     BB       Ba2       10,000,000       P.T. Indah Kiat Pulp & Paper Corporation,
                                                           11.875% due 6/15/2002                       10,000,000       10,150,000
                     B+       B2        17,000,000       Repap New Brunswick, 10.625%
                                                           due 4/15/2005                               17,140,000       16,660,000
                     BB-      B1        25,000,000       Repap Wisconsin Inc., 9.25% due 2/01/2002     23,537,500       23,875,000
                     B        B1        25,000,000       Riverwood International Corp., 11.25%
                                                           due 6/15/2002                               25,767,500       27,187,500
                     B+       B1        16,000,000       S.D. Warren Co., 12% due 12/15/2004           16,000,000       17,720,000
                     B+       B1        11,500,000       Stone Consolidated Corp., 10.25%
                                                           due 12/15/2000                              11,520,000       12,333,750
                                                         Stone Container Corp.:
                     B-       B2         6,500,000         11% due 8/15/1999                            6,418,750        6,467,500
                     B        B1        15,000,000         9.875% due 2/01/2001                        13,948,672       14,625,000
                     B+       B1        15,000,000         10.75% due 10/01/2002                       14,825,000       15,525,000
                     BB       B1        10,000,000       Tjiwa Kimia, Tjiwi Kimia International
                                                           Finance, 13.25% due 8/01/2001               10,021,775       10,862,500
                                                                                                   --------------   --------------
                                                                                                      321,921,816      329,554,850

Pollution            B        B3        23,700,000       Mid-American Waste Systems, Inc.,
Control--0.5%                                              12.25% due 2/15/2003                        23,667,250       22,633,500

Restaurants--        CCC+     Caa       25,000,000       Flagstar Corp., 11.375% due 9/15/2003         25,092,500       17,875,000
0.9%                 B+       Ba3       25,000,000       Foodmaker, Inc., 9.75% due 11/01/2003         24,296,200       23,125,000
                                                                                                   --------------   --------------
                                                                                                       49,388,700       41,000,000

Retail               NR*      NR*       23,000,000       Cumberland Farms, 10.50% due 10/01/2003       21,971,250       21,390,000
Specialty--1.0%      B-       Caa       10,000,000       Pamida Holdings, Inc., 11.75% due
                                                           3/15/2003                                    9,997,500        7,800,000
                     B+       B1        20,000,000       Specialty Retailers Group, Inc., 10% due
                                                           8/15/2000                                   20,000,000       18,850,000
                                                                                                   --------------   --------------
                                                                                                       51,968,750       48,040,000

Steel--2.7%          BB-      Ba3       20,000,000       A.K. Steel Holding Corp., 10.75%
                                                           due 4/01/2004                               20,000,000       22,250,000
                     B        B1        25,000,000       Gulf States Steel Acquisition Corp.,
                                                           13.50% due 4/15/2003                        24,760,851       22,187,500
                     B+       B2        20,000,000       Republic Engineered Steel Inc., 9.875%
                                                           due 12/15/2001                              19,455,000       18,100,000
                     B+       B1        24,050,000       WCI Steel, Inc., 10.50% due 3/01/2002         23,824,875       23,448,750
                     B        B2        23,000,000       Weirton Steel Corporation, 10.75%
                                                           due 6/01/2005                               22,413,750       21,763,750
                     BB       B1        20,000,000       Wheeling-Pittsburg Steel Corp., 9.375%
                                                           due 11/15/2003                              18,670,000       19,000,000
                                                                                                   --------------   --------------
                                                                                                      129,124,476      126,750,000


SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds (concluded)                                                                                           High Income Portfolio
Supermarkets--       B        B2       $40,000,000       Penn Traffic Co., 9.625% due 4/15/2005    $   35,908,000   $   31,400,000
1.1%                 B-       B2        20,325,000       Pueblo Xtra International Inc., 9.50%
                                                           due 8/01/2003                               18,787,125       19,715,250
                                                                                                   --------------   --------------
                                                                                                       54,695,125       51,115,250

Textiles--0.6%       B+       B3        30,000,000       Westpoint Stevens Inc., 9.375%
                                                           due 12/15/2005                              30,100,000       29,700,000

Transportation--     BB-      Ba2       15,000,000       Eletson Holdings, Inc., 9.25%
2.2%                                                       due 11/15/2003                              14,372,500       14,856,557
                     BB       Ba2       20,000,000       Gearbulk Holdings, Ltd., 11.25% due
                                                           12/01/2004                                  20,518,750       21,450,000
                                                         Transportacion Maritima Mexicana,
                                                         S.A. de C.V.:
                     BB-      Ba2        5,475,000         8.50% due 10/15/2000                         3,175,500        4,927,500
                     BB-      Ba2       16,950,000         9.25% due 5/15/2003                         14,263,875       14,958,375
                     B-       B3        38,106,000       Transtar Holdings, L.P., 12.42% due
                                                           12/15/2003 (a)                              23,778,579       25,340,490
                     B+       Ba3       20,000,000       Viking Star Shipping Co., Inc., 9.625%
                                                           due 7/15/2003                               20,045,000       20,500,000
                                                                                                   --------------   --------------
                                                                                                       96,154,204      102,032,922

Utilities--6.2%                                          Beaver Valley Funding Corp.:
                     B+       B1         9,357,000         8.625% due 6/01/2007                         8,325,042        8,848,260
                     B+       B1        34,469,000         9% due 6/01/2017                            31,081,506       29,418,602
                                                         CTC Mansfield Funding Corp.:
                     B+       Ba3       16,000,000         10.25% due 3/30/2003                        15,952,640       16,260,000
                     B+       Ba3       25,000,000         11.125% due 9/30/2016                       26,416,875       26,740,000
                     BB       Ba2       15,000,000       Cleveland Electric Illuminating Co.,
                                                           9.50% due 5/15/2005                         14,971,200       15,600,000
                     BB-      B1        38,500,000       Metrogas S.A., 12% due 8/15/2000              38,492,500       39,173,750
                                                         Midland Cogeneration Venture
                                                         Limited Partnership:
                     BB       Ba3        4,329,158         10.33% due 7/23/2002++++                     4,242,575        4,571,993
                     B-       B2        11,250,000         11.75% due 7/23/2005                        11,310,000       11,819,024
                     B-       B2         5,500,000         13.25% due 7/23/2006                         6,002,565        5,793,233
                     NR*      NR*       16,199,639       Sunflower Electric Power Corp., 8%
                                                           due 12/31/2016++++                          10,626,504       13,121,708
                     B+       B1        20,000,000       Texas-New Mexico Power Corp., 10.75%
                                                           due 9/15/2003                               20,065,000       22,087,499
                     BBB-     NR*       37,000,000       Trans Gas de Occidente, 9.79%
                                                           due 11/01/2010                              37,000,000       36,722,500
                     NR*      B1        20,950,000       Transportadora de Gas del Sur S.A.,
                                                           7.75% due 12/23/1998                        18,253,500       20,190,563
                                                         Tucson Electric & Power Co.:
                     NR*      NR*       21,223,082         10.21% due 1/01/2009                        19,760,025       21,558,194
                     NR*      NR*       17,426,207         10.732% due 1/01/2013                       16,252,461       17,536,864
                                                                                                   --------------   --------------
                                                                                                      278,752,393      289,442,190


                                                         Total Investments in Bonds--90.0%          4,237,777,075    4,229,569,915



SCHEDULE OF INVESTMENTS (continued)
                                         Shares
Industries                                Held                     Issue                                 Cost           Value

Preferred Stocks                                                                                             High Income Portfolio
Broadcasting &                             132,470       K--III Communications Corp.               $   13,354,560   $   13,147,677
Publishing--0.5%                           421,000       K--III Communications Corp.                   10,562,750       11,472,250
                                                                                                   --------------   --------------
                                                                                                       23,917,310       24,619,927

Capital Goods--0.2%                        350,665       BCP/Essex Holdings, Inc., Series B             9,202,142        8,898,124

Energy--0.3%                                29,517       Consolidated Hydro, Inc.                      14,891,917       14,847,051
                                               250       Transamerican Energy                              25,000           25,656
                                                                                                   --------------   --------------
                                                                                                       14,916,917       14,872,707

Paper--0.6%                                830,000       S.D. Warren Co.                               23,405,940       26,560,000

Steel--0.3%                                550,000       USX Capital LLC                               13,750,000       13,956,250


                                                         Total Investments in Preferred
                                                         Stocks--1.9%                                  85,192,309       88,907,008

Common Stocks

Communications--0.1%                       210,096       Echostar Communications Corp.                  1,492,461        5,160,483

Consumer                                   200,369       Culligan Water Technologies                    1,686,248        4,858,948
Products--0.2%                             200,369       Samsonite Corp.                                2,398,992        2,003,690
                                                                                                   --------------   --------------
                                                                                                        4,085,240        6,862,638

Energy--0.0%                                57,237       Mesa Inc.                                        325,690          214,639

Financial Services--0.0%                   132,585       Lomas Financial Corporation                    1,689,807                0

Food &                                     144,250       Foodbrands America                             5,728,121        1,694,938
Beverage--0.0%

Gaming--0.0%                               320,040       Capital Gaming International Inc.              2,882,508           41,880
                                            75,500       Goldriver Hotel & Casino Corporation
                                                           (Class B) (d)                                  540,045           94,375
                                            23,000       Trump Taj Mahal Holding Corp. (Class A)           11,500          437,000
                                                                                                   --------------   --------------
                                                                                                        3,434,053          573,255

Hotels--0.0%                                 6,539       Buckhead America Corp.                            36,373           41,277

Industrial Services--0.0%                   11,400       Thermadyne Industries, Inc.                      165,300          207,338

Supermarkets--0.1%                         120,194       Abco Markets Inc.                              4,054,875        1,584,759
                                           521,389       Grand Union Co.                               29,475,625        3,910,418
                                                                                                   --------------   --------------
                                                                                                       33,530,500        5,495,177


                                                         Total Investments in
                                                         Common Stocks--0.4%                           50,487,545       20,249,745

SCHEDULE OF INVESTMENTS (continued)
                                         Shares
Industries                                Held                     Issue                                 Cost           Value

Trusts & Warrants                                                                                            High Income Portfolio
Broadcasting/Cable--0.0%                   177,500       American Telecasting Inc. (Warrants) (e)  $      413,723   $    1,131,563

Communications--0.0%                       302,500       ALC Communications Corp. (Warrants) (e)          831,875                0
                                            57,040       Page Mart Inc. (Warrants) (e)                    236,127          313,720
                                                                                                   --------------   --------------
                                                                                                        1,068,002          313,720

Computer Services--0.0%                    394,563       Anacomp, Inc. (Warrants) (e)                     495,400           12,350

Energy--0.0%                                18,000       Consolidated Hydro Inc. (Warrants) (e)           390,123          263,250
                                            20,833       UGI Corp. (Warrants) (e)                          91,057            3,437
                                                                                                   --------------   --------------
                                                                                                          481,180          266,687

Financial Services--0.0%                     7,194       Reliance Group Holdings, Inc.
                                                           (Warrants) (e)                                       0                0

Gaming--0.0%                               273,000       Capital Gaming International Inc.
                                                           (Warrants) (e)                               1,344,151            8,190
                                             7,550       Goldriver Hotel & Casino Corp.
                                                           Liquidating Trust                              192,320           68,514
                                           113,386       Trump Castle Funding, Inc. (Warrants) (e)              0                0
                                                                                                   --------------   --------------
                                                                                                        1,536,471           76,704

Industrial-Energy--0.0%                    407,677       Transamerican Refining Corp.
                                                           (Warrants) (e)                                 950,408        1,172,071

Paper--0.0%                                 60,000       S.D. Warren Co. (Warrants) (e)                   165,310          330,000

Steel--0.0%                                 25,000       Gulf States Steel (Warrants) (e)                 275,399            6,875


                                                         Total Investments in Trusts &
                                                         Warrants--0.0%                                 5,385,893        3,309,970


                                          Face
                                         Amount

Short-Term Securities

Commercial                              40,000,000       Ciesco L.P., 5.58% due 1/31/1996              39,820,200       39,820,200
Paper***--5.9%                          40,000,000       Ford Motor Credit Co., 5.76%
                                                           due 1/04/1996                               39,987,200       39,987,200
                                        29,603,000       General Electric Capital Corp.,
                                                           5.90% due 1/02/1996                         29,603,000       29,603,000
                                        15,000,000       National Fleet Funding Corp., 5.75% due
                                                           2/01/1996                                   14,928,125       14,928,125
                                                         Navistar Financial Corporation:
                                        25,000,000         6.05% due 1/22/1996                         24,915,972       24,915,972
                                        20,000,000         6.05% due 1/29/1996                         19,909,250       19,909,250
                                        50,000,000       Onyx Corp., 6.35% due 1/29/1996               49,761,875       49,761,875
                                                         Vons Supermarket:
                                        20,000,000         6.13% due 1/12/1996                         19,965,944       19,965,944
                                        20,000,000         6.13% due 1/19/1996                         19,942,106       19,942,106
                                        20,000,000         5.95% due 1/29/1996                         19,910,750       19,910,750
                                                                                                   --------------   --------------
                                                                                                      278,744,422      278,744,422



SCHEDULE OF INVESTMENTS (concluded)

                                          Face
                                         Amount                    Issue                                 Cost           Value

Short-Term Securities (concluded)                                                                            High Income Portfolio
US Government Agency                   $50,000,000       Federal Home Loan Mortgage Corp.,
Obligations***--1.1%                                       5.50% due 1/31/1996                     $   49,778,472   $   49,778,472


                                                         Total Investments in Short-Term
                                                         Securities--7.0%                             328,522,894      328,522,894


Total Investments--99.3%                                                                           $4,707,365,716    4,670,559,532
                                                                                                   ==============
Other Assets Less Liabilities--0.7%                                                                                     30,221,651
                                                                                                                    --------------
Net Assets--100.0%                                                                                                  $4,700,781,183
                                                                                                                    ==============

Net Asset            Class A--Based on net assets of $902,377,323 and 115,295,050 shares outstanding                $         7.83
Value:                                                                                                              ==============
                     Class B--Based on net assets of $3,473,955,135 and 443,729,455 shares outstanding              $         7.83
                                                                                                                    ==============
                     Class C--Based on net assets of $190,913,649 and 24,369,222 shares outstanding                 $         7.83
                                                                                                                    ==============
                     Class D--Based on net assets of $133,535,076 and 17,052,520 shares outstanding                 $         7.83
                                                                                                                    ==============

  ++Represents a pay-in-kind security which may pay interest/dividend in additional face/shares.
++++Subject to principal paydowns.
   *Not Rated.
  **Industry classifications for convertible bonds are:
    (1)Conglomerates; (2)Financial Services; (3)Health Services;
    (4)Transportation Services; (5)Waste Management.
 ***Commercial Paper and certain US Government & Agency
    Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Each $1,000 face amount contains one warrant of American Telecasting, Inc.
 (c)Each $1,000 face amount contains one warrant of Cellular Communications Corp.
 (d)Each share of Series B Stock contains a right which entitles the Portfolio to purchase a predetermined number of shares of preferred stock. The purchase price and number of shares are subject to adjustment.
 (e)Warrants entitle the portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
 (f)Each $1,000 face amount contains one warrant of Australis Media Ltd.
 (g)Each $1,000 face amount contains one warrant of Peoples Choice
    T.V. Corporation.
 (h)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
 (i)Each $1,000 face amount contains six warrants of Echostar Communications, Corp.

SCHEDULE OF INVESTMENTS
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes                                                                                           Investment Grade Portfolio
US Government                                            United States Treasury Notes & Bonds:
Obligations--10.4%   AAA      Aaa      $ 6,000,000         5.75% due 9/30/1997                     $    5,994,453   $    6,055,297
                     AAA      Aaa       11,000,000         8.875% due 11/15/1997                       11,354,063       11,709,789
                     AAA      Aaa        5,000,000         9.25% due 8/15/1998                          5,289,844        5,485,131
                     AAA      Aaa       10,000,000         5.50% due 11/15/1998                        10,013,672       10,074,962
                     AAA      Aaa        7,000,000         6.875% due 8/31/1999                         7,211,094        7,358,767
                     AAA      Aaa        7,000,000         5.875% due 6/30/2000                         7,005,670        7,144,357
                     AAA      Aaa        5,000,000         8% due 5/15/2001                             5,563,281        5,598,412
                     AAA      Aaa        3,000,000         7.50% due 11/15/2001                         3,200,625        3,305,168
                     AAA      Aaa       10,000,000         5.875% due 2/15/2004                         9,803,125       10,214,025
                     AAA      Aaa        9,000,000         7.875% due 11/15/2004                       10,378,125       10,420,313
                     AAA      Aaa        1,000,000         6.50% due 5/15/2005                          1,014,687        1,064,222
                     AAA      Aaa        5,000,000         6.50% due 8/15/2005                          5,077,344        5,328,112
                     AAA      Aaa       17,500,000         5.875% due 11/15/2005                       17,762,969       17,896,484
                     AAA      Aaa       10,000,000         8.75% due 8/15/2020                         12,529,687       13,412,525
                     AAA      Aaa       15,500,000         7.625% due 2/15/2025                        18,336,719       18,955,977
                                                                                                   --------------   --------------
                                                                                                      130,535,358      134,023,541

Banking--6.8%        A+       Aa2       20,000,000       ABN AMRO Bank, 7.25% due 5/31/2005            20,293,530       21,508,499
                     A        A2         8,000,000       BankAmerica Corp., 7.125% due 5/12/2005        8,015,060        8,498,480
                     A+       A2         7,000,000       Citicorp, 8.80% due 2/01/2000                  7,000,000        7,230,125
                     A+       A1         6,000,000       Fifth Third Bank, 6.75% due 7/15/2005          5,960,400        6,259,050
                     A-       A3         8,500,000       First Bank System, Inc., 6.875%
                                                           due 9/15/2007                                8,421,290        8,881,693
                     A-       A3         5,000,000       Golden West Financial Corp., 9.15%
                                                           due 5/23/1998                                5,678,700        5,387,800
                                                         NationsBank Corporation:
                     A        A2         5,000,000         7.50% due 2/15/1997                          4,995,700        5,105,800
                     A-       A3         6,000,000         7.75% due 8/15/2015                          6,000,000        6,589,320
                     A+       A1         3,500,000       Norwest Corp., 6.625% due 3/15/2003            3,553,235        3,600,362
                     A-       A3         7,500,000       United States Bancorporation, 6.75%
                                                           due 10/15/2005                               7,459,650        7,768,013
                     AA+      Aa2        6,000,000       Wachovia Bank of North Carolina,
                                                           6.55% due 6/09/1997 (a)                      5,995,620        6,097,740
                                                                                                   --------------   --------------
                                                                                                       83,373,185       86,926,882

Federal              AAA      Aaa       15,000,000       Federal National Mortgage Association,
Agencies--1.2%                                             7.85% due 9/10/2004                         14,817,437       15,958,538

Financial                                                Chrysler Financial Corp., 10.95%
Services--           A-       A3        14,000,000         due 8/01/2017                               16,298,000       15,720,530
Captive--4.7%                                            Ford Motor Credit Co.:
                     A+       A1        10,000,000         6.25% due 11/08/2000                         9,957,700       10,146,400
                     A+       A1         1,000,000         7.75% due 3/15/2005                            999,090        1,103,635
                                                         General Motors Acceptance Corp.:
                     BBB+     A3         7,630,000         5% due 1/27/1997                             7,501,587        7,590,858
                     BBB+     A3         8,000,000         7.60% due 1/20/1998                          7,829,600        8,307,360
                     BBB+     A3         6,100,000         7.125% due 5/11/1998                         6,168,808        6,298,433
                     BBB+     A3         4,000,000         6.625% due 10/01/2002                        3,992,800        4,115,320
                     BBB+     A3         7,000,000         7.40% due 9/01/2025                          6,943,580        7,515,340
                                                                                                   --------------   --------------
                                                                                                       59,691,165       60,797,876



SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes (continued)                                                                              Investment Grade Portfolio
Financial            BBB-     Baa2     $15,000,000       Advanta Corp., 6.26% due 9/01/1997 (b)    $   14,991,450   $   15,112,500
Services--           A+       A1         2,500,000       American General Finance Corp., 8.50%
Consumer--4.8%                                             due 8/15/1998                                2,848,650        2,675,688
                                                         Associates Corp. of North America:
                     AA-      Aa3        6,000,000         8.375% due 1/15/1998                         6,019,320        6,328,740
                     AA-      Aa3        2,000,000         5.25% due 9/01/1998                          1,939,180        1,984,830
                     AA-      Aa3        1,500,000         7.25% due 9/01/1999                          1,481,430        1,573,523
                     A        A2        19,000,000       Beneficial Corporation, 5.65% due
                                                           10/14/1997 (b)                              19,000,000       18,923,221
                     A+       Aa3        8,000,000       CIT Group Holdings, Inc., 5.70%
                                                           due 5/02/1997 (b)                            8,000,000        7,980,560
                     BBB+     Baa1       7,000,000       Finova Capital Corp., 6.375%
                                                           due 10/15/2000                               6,972,850        7,127,190
                                                                                                   --------------   --------------
                                                                                                       61,252,880       61,706,252

Financial                                                Bear Stearns Companies, Inc.:
Services--           A        A2         9,900,000         6.70% due 8/01/2003                          8,945,640       10,031,422
Other--7.4%          A        A2         3,000,000         8.75% due 3/15/2004                          3,224,430        3,438,795
                                                         Dean Witter, Discover & Co.:
                     A        A2         3,500,000         6.75% due 8/15/2000                          3,486,805        3,627,120
                     A        A2         3,000,000         6.50% due 11/01/2005                         2,965,350        3,042,165
                     A        A2         6,000,000         6.75% due 10/15/2013                         5,880,540        5,994,480
                                                         General Electric Capital Corp.:
                     AAA      Aaa        6,000,000         14% due 7/01/1996 (a)                        6,811,140        6,243,420
                     AAA      Aaa        6,200,000         8.125% due 5/15/2012                         6,301,726        7,258,402
                     A        A3         5,000,000       Lehman Brothers Inc., 7.375% due
                                                           8/15/1997                                    4,993,500        5,112,150
                     A+       A1         5,000,000       Morgan Stanley Group Inc., 8.875% due
                                                           10/15/2001                                   5,755,450        5,685,800
                     BBB+     Baa1      10,000,000       PaineWebber Group Inc., 8.875% due
                                                           3/15/2005                                    9,997,850       11,418,850
                                                         Smith Barney Holdings, Inc.:
                     A-       A3         7,000,000         6.50% due 10/15/2002                         6,961,080        7,141,155
                     A-       A3         6,000,000         6.875% due 6/15/2005                         5,957,580        6,192,030
                                                         The Travelers Corp.:
                     A+       A2         9,000,000         9.50% due 3/01/2002                          9,610,100       10,577,700
                     A+       A2         9,000,000         7.875% due 5/15/2025                         8,994,780       10,106,010
                                                                                                   --------------   --------------
                                                                                                       89,885,971       95,869,499

Foreign*--13.2%      AA-      A1        10,000,000       Aegon N.V., 8% due 8/15/2006 (2)               9,908,700       11,342,400
                     BBB+     A3         8,885,000       Bangkok Bank Public Company Limited,
                                                           7.25% due 9/15/2005 (2)                      8,799,674        9,251,151
                                                         CRA Finance Ltd. (1):
                     A+       A2         9,500,000         6.50% due 12/01/2003                         9,519,310        9,660,930
                     A+       A2         6,000,000         7.125% due 12/01/2013                        6,008,775        6,206,040
                     AAA      Aaa        4,000,000       Export-Import Bank of Japan, 8.35%
                                                           due 12/01/1999 (3)                           4,226,640        4,387,380
                     A        A3        11,500,000       Mass Trans Rycorp, 7.25% due 10/01/2005 (8)   11,657,700       11,983,689
                                                         Metropolis of Tokyo (Japan) (3):
                     AAA      Aaa        3,550,000         9.25% due 10/11/1998                         4,134,756        3,885,280
                     AAA      Aaa        3,000,000         8.70% due 10/05/1999                         3,469,410        3,311,295
                     AAA      Aaa        4,000,000         9.25% due 11/08/2000                         4,219,660        4,603,440
                     A-       A2        10,000,000       Norsk Hydro AS, 7.15% due 11/15/2025 (9)       9,958,300       10,417,000
                     BBB      Baa1       5,000,000       Petro-Canada, 9.25% due 10/15/2021 (4)         5,300,650        6,259,000
                     A+       A2        12,000,000       Pohang Iron & Steel Industries,
                                                           7.375% due 5/15/2005 (7)                    12,217,645       12,792,120
                     AA-      Aa3       11,000,000       Province of Ontario (Canada), 7.75%
                                                           due 6/04/2002 (5)                           10,910,730       11,980,925



SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes (continued)                                                                              Investment Grade Portfolio
Foreign                                                  Province of Quebec (Canada) (5):
(concluded)          AA-      Aa3      $ 9,285,000         7.50% due 7/15/2002                     $    9,804,171   $    9,871,301
                     A+       A2         6,000,000         8.80% due 4/15/2003                          6,774,360        6,879,510
                     A+       A2         6,000,000         7.125% due 2/09/2004                         5,966,040        6,052,140
                     A+       A2         4,500,000         13% due 10/01/2013                           5,706,285        5,495,287
                     AA       A1        13,803,000       Republic of Italy, 6.875% due
                                                           9/27/2023 (6)                               11,896,625       13,503,957
                     A+       A1        12,500,000       Telekom Malaysia Berhad, 7.125% due
                                                           8/01/2005 (6)                               12,644,470       13,191,499
                     A        A2         9,000,000       WMC (Western Mining Corp.) Finance,
                                                           7.25% due 11/15/2013 (1)                     9,089,100        9,560,880
                                                                                                   --------------   --------------
                                                                                                      162,213,001      170,635,224

Government           A-       A3         5,000,000       State of Israel, 6.375% due 12/15/2005         4,957,750        5,027,325
National Bond--
Foreign--0.4%

Industrial--         A-       A2         6,000,000       American Home Products Corporation,
Consumer                                                   7.90% due 2/15/2005                          5,988,300        6,770,880
Goods--11.2%         AA-      A1         3,000,000       Anheuser-Busch Cos., Inc., 8.75% due
                                                           12/01/1999                                   3,367,590        3,324,375
                     A+       A1        10,000,000       Bass America, Inc., 8.125% due 3/31/2002      10,250,610       11,164,999
                                                         Dillard Department Stores, Inc.:
                     A+       A2         4,000,000         7.375% due 6/15/1999                         4,254,860        4,185,940
                     A+       A2         5,000,000         9.125% due 8/01/2011                         6,054,000        6,263,125
                                                         Grand Metropolitan Investment Corp.:
                     A+       A2         4,000,000         6.50% due 9/15/1999                          4,000,000        4,097,500
                     A+       A2         9,000,000         8.625% due 8/15/2001                         9,412,690       10,170,675
                                                         JC Penney & Co.:
                     A+       A1         5,000,000         6.375% due 9/15/2000                         4,991,900        5,108,160
                     A+       A1         6,000,000         6.875% due 10/15/2015                        5,938,260        6,193,566
                     AAA      Aaa        7,000,000       Johnson & Johnson Co., 8.72% due
                                                           11/01/2024                                   7,057,420        8,165,045
                     AA       Aa2        5,000,000       Kimberly-Clark Corporation, 7.875%
                                                           due 2/01/2023                                5,084,900        5,496,600
                     BBB      Baa2       9,000,000       Nabisco, Inc., 7.55% due 6/15/2015             8,981,960        9,391,185
                     A        A2         9,500,000       Philip Morris Cos., Inc., 9% due 1/01/2001     9,698,815       10,707,687
                                                         RJR Nabisco, Inc.:
                     BBB-     Baa3       3,000,000         8.75% due 4/15/2004                          2,912,220        3,110,910
                     BBB-     Baa3      17,000,000         8.75% due 8/15/2005                         16,594,230       17,469,794
                                                         Sears, Roebuck & Co.:
                     BBB      A2         5,000,000         9.25% due 4/15/1998                          5,712,125        5,385,150
                     BBB      A2         8,785,000         8.45% due 11/01/1998                         9,709,797        9,390,769
                     AA       Aa1        7,000,000       Wal-Mart Stores, Inc., 8.50% due 9/15/2024     6,872,720        8,097,180
                     A        A2         9,000,000       Weyerhaeuser Company, 7.95% due
                                                           3/15/2025                                    8,901,360       10,526,805
                                                                                                   --------------   --------------
                                                                                                      135,783,757      145,020,345

Industrial--                                             BP America Inc.:
Energy--3.4%         AA-      A1         4,075,000         9.375% due 11/01/2000                        4,488,287        4,690,305
                     AA-      A1        11,000,000         10% due 7/01/2018                           11,869,080       12,477,739
                     A+       A1        12,000,000       Petroliam Nasional Berhad, 6.875%
                                                           due 7/01/2003                               11,929,530       12,483,600
                                                         Texaco Capital Inc.:
                     A+       A1         5,500,000         9% due 12/15/1999                            6,215,190        6,123,562
                     A+       A1         2,000,000         8.875% due 2/15/2021                         1,999,720        2,583,880
                     A+       A1         4,500,000         8.625% due 4/01/2032                         4,792,770        5,686,312
                                                                                                   --------------   --------------
                                                                                                       41,294,577       44,045,398

SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes (continued)                                                                              Investment Grade Portfolio
Industrial--         A        A3       $10,000,000       Alco Standard Corporation, 6.75%
Other--16.5%                                               due 12/01/2025                          $    9,848,000   $    9,934,060
                     BBB      Baa2      12,000,000       Applied Materials Inc., 8% due 9/01/2004      11,912,280       13,355,639
                     AA-      Aa2       10,400,000       Archer-Daniels-Midland Co.,
                                                           8.125% due 6/01/2012                        11,522,436       12,011,011
                     AA-      Aa3        7,800,000       Capital Cities/ABC, Inc., 8.75% due
                                                           8/15/2021                                    8,800,114        9,785,802
                     A-       A3        11,000,000       Carnival Cruise Lines, Inc., 7.70%
                                                           due 7/15/2004                               11,028,940       11,910,250
                     BBB      Baa2       4,000,000       Carter Holt Harvey Ltd., 8.375% due
                                                           4/15/2015                                    4,443,560        4,620,460
                                                         Columbia/HCA Healthcare Corp.:
                     BBB+     A3         5,000,000         6.87% due 9/15/2003                          5,000,000        5,202,235
                     BBB+     A3         6,000,000         9% due 12/15/2014                            6,651,540        7,399,260
                     AA-      Aa3       12,000,000       Du Pont (E.I.) de Nemours & Co., 8.25%
                                                           due 1/15/2022                               12,481,570       13,243,500
                     A        A1         2,000,000       Electronic Data Systems Corp., 6.85% due
                                                           5/15/2000                                    1,998,420        2,087,500
                     BBB      Baa2       9,000,000       Federal Express Corporation, 9.65% due
                                                           6/15/2012                                   10,137,590       11,157,525
                                                         Ford Capital B.V.:
                     A+       A1        10,000,000         9.875% due 5/15/2002                        10,531,200       11,979,399
                     A+       A1         3,995,000         9.50% due 6/01/2010                          4,430,215        4,993,750
                     AA-      A2         6,500,000       Hubbell Incorporated, 6.625% due
                                                           10/01/2005                                   6,459,700        6,808,165
                     AA       Aa2        8,500,000       Kaiser Foundation Hospital, 9.55% due
                                                           7/15/2005                                    9,561,225       10,543,697
                     BBB      Baa2      11,000,000       Loral Corporation, 8.375% due 6/15/2024       11,056,040       12,706,759
                     BBB      Baa2       5,000,000       McDonnell Douglas Financial Corp.,
                                                           6.30% due 10/20/1999                         5,029,550        5,005,850
                                                         News American Holdings, Inc.:
                     BBB-     Baa3       4,000,000         9.125% due 10/15/1999                        4,298,640        4,425,080
                                        10,000,000         8.625% due 2/01/2003                        10,965,400       11,247,600
                     BBB      Baa3      10,000,000         7.60% due 10/11/2015                         9,917,800       10,253,850
                                                         Telecommunications, Inc.:
                     BBB-     Baa3       7,059,000         9.25% due 4/15/2002                          7,780,924        8,039,777
                     BBB-     Baa3      10,000,000         8.25% due 1/15/2003                          9,713,200       10,811,400
                     BBB-     Baa3       2,500,000         9.80% due 2/01/2012                          2,631,150        3,004,487
                                                         Time Warner Entertainment Co.:
                     BBB-     Ba2        6,000,000         8.875% due 10/01/2012                        6,624,540        6,770,190
                     BBB-     Baa3       5,000,000         8.375% due 3/15/2023                         5,281,450        5,397,650
                                                                                                   --------------   --------------
                                                                                                      198,105,484      212,694,896

Supranational--                                          Asian Development Bank:
3.0%                 AAA       Aaa       3,000,000         10.75% due 6/01/1997                         3,302,730        3,213,495
                     AAA       Aaa      12,000,000         6.125% due 3/09/2004                        11,886,960       12,067,800
                     AAA       Aaa       8,000,000       Inter-American Development Bank Co.,
                                                           8.875% due 6/01/2009                        10,115,250       10,227,160
                     AAA       Aaa      10,000,000       International Bank for Reconstruction &
                                                           Development, 12.375% due 10/15/2002         13,082,110       13,646,800
                                                                                                   --------------   --------------
                                                                                                       38,387,050       39,155,255

Transportation--     BBB+     Baa2      15,000,000       Kansas City Southern Industries, Inc.,
2.5%                                                       7% due 12/15/2025                           14,805,750       15,145,349
                                                         Southwest Airlines, Inc.:
                     A-       Baa1      10,000,000         9.40% due 7/01/2001                         11,326,040       11,525,650
                     A-       Baa1       2,000,000         8% due 3/01/2005                             1,989,220        2,232,980
                     A-       Baa1       3,000,000         7.875% due 9/01/2007                         2,983,950        3,267,000
                                                                                                   --------------   --------------
                                                                                                       31,104,960       32,170,979




SCHEDULE OF INVESTMENTS (concluded)
                      S&P    Moody's      Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes (concluded)                                                                              Investment Grade Portfolio
Utilities--          AA       Aa3       $6,000,000       AT&T Corp., 8.35% due 1/15/2025           $    5,893,620   $    6,872,700
Communications--     AAA      Aaa        5,500,000       BellSouth Corp., 7% due 10/01/2025             5,448,740        5,883,845
2.9%                                                     GTE Corp.:
                     BBB+     Baa1       4,000,000         9.10% due 6/01/2003                          4,242,720        4,663,740
                     BBB+     Baa1       9,500,000         8.75% due 11/01/2021                         9,904,225       11,328,750
                     A+       A1         2,000,000       Southwestern Bell Telecommunications
                                                           Corp., 6.125% due 3/01/2000                  2,011,250        2,034,880

                     AA-      Aa3        6,000,000       US West Communications, 7.25%
                                                           due 9/15/2025                                6,066,100        6,497,910
                                                                                                   --------------   --------------
                                                                                                       33,566,655       37,281,825

Utilities--          A        A2         7,800,000       Central Power & Light Co., 6% due
Electric--3.4%                                             10/01/1997                                   7,782,108        7,871,838
                     AA-      Aa2        6,000,000       Duke Power Co., 8% due 11/01/1999              5,964,660        6,479,340
                     A        A2         2,000,000       Georgia Power Co., 6.125% due 9/01/1999        1,961,420        2,025,060
                     AA-      A1         7,750,000       Northern States Power Company, 7.125%
                                                           due 7/01/2025                                7,813,240        8,285,013
                     BBB+     Baa1       3,425,000       PECO Energy Co., 8% due 4/01/2002              3,459,387        3,764,554
                     AA-      Aa3        5,000,000       TECO Energy, Inc., 9.27% due 6/12/2000 (a)     5,000,000        5,676,700
                     A        A2         8,500,000       Virginia Electric & Power Co., 8.625%
                                                           due 10/01/2024                               8,377,160        9,928,085
                                                                                                   --------------   --------------
                                                                                                       40,357,975       44,030,590

Utilities--                                              Consolidated Natural Gas Co.:
Gas--0.7%            AA-      A1         7,500,000         8.75% due 6/01/1999                          7,450,660        8,191,462
                     AA-      A1         1,000,000         7.375% due 4/01/2005                           993,380        1,079,810
                                                                                                   --------------   --------------
                                                                                                        8,444,040        9,271,272


                                                         Total Investments in Bonds &
                                                         Notes--92.5%                               1,133,771,245    1,194,615,697


Short-Term Securities                   15,000,000       American Express Credit Corp.,
Commercial                                                 5.61% due 1/03/1996                         14,997,663       14,997,663
Paper**--1.9%                           10,000,000       General Electric Capital Corp.,
                                                           5.80% due 10/02/1996                        10,000,000       10,000,000
                                                                                                   --------------   --------------
                                                                                                       24,997,663       24,997,663

Repurchase                              59,447,000       Morgan Stanley Group, Inc. purchased
Agreements***--4.6%                                        on 12/29/1995 to yield 5.87%
                                                           to 1/02/1996                                59,447,000       59,447,000


                                                         Total Investments in Short-Term
                                                         Securities--6.5%                              84,444,663       84,444,663


Total Investments--99.0%                                                                           $1,218,215,908    1,279,060,360
                                                                                                   ==============
Other Assets Less Liabilities--1.0%                                                                                     12,319,638
                                                                                                                    --------------
Net Assets--100.0%                                                                                                  $1,291,379,998
                                                                                                                    ==============

NetAsset             Class A--Based on net assets of $530,586,115 and 44,830,579 shares outstanding                 $        11.84
Value:                                                                                                              ==============
                     Class B--Based on net assets of $688,654,407 and 58,186,795 shares outstanding                 $        11.84
                                                                                                                    ==============
                     Class C--Based on net assets of $37,958,127 and 3,206,090 shares outstanding                   $        11.84
                                                                                                                    ==============
                     Class D--Based on net assets of $34,181,349, and 2,886,441 shares outstanding                  $        11.84
                                                                                                                    ==============


  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1)Industrial Mining. (2)Financial Institution.
   (3)Government Entity; Guaranteed by Japan.
   (4)Energy Company; not Guaranteed by Canada.
   (5)Government Entity; Guaranteed by the Province.
   (6)Government Entity. (7)Industrial; Metals.
   (8)Transporation. (9)Industrial.
 **Commercial paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
***Repurchase Agreements are fully collateralized by
   US Government Obligations.
(a)Medium-Term Note.
(b)Floating Rate Note.



SCHEDULE OF INVESTMENTS
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes                                                                                         Intermediate Term Portfolio
US Government                                            United States Treasury Notes & Bonds:
Obligations--16.6%   AAA      Aaa      $ 1,000,000         8.875% due 11/15/1997                     $  1,032,188     $  1,064,526
                     AAA      Aaa        7,000,000         6.875% due 8/31/1999                         7,240,625        7,358,767
                     AAA      Aaa        8,500,000         7.75% due 12/31/1999                         9,077,734        9,226,516
                     AAA      Aaa        3,500,000         5.875% due 6/30/2000                         3,509,844        3,572,179
                     AAA      Aaa        5,000,000         5.75% due 8/15/2001                          4,997,656        5,046,081
                     AAA      Aaa        2,000,000         7.875% due 8/15/2001                         2,076,563        2,234,365
                     AAA      Aaa        2,000,000         7.50% due 11/15/2001                         2,133,750        2,203,445
                     AAA      Aaa        3,500,000         6.375% due 8/15/2002                         3,574,375        3,671,159
                     AAA      Aaa        5,000,000         5.875% due 2/15/2004                         4,912,500        5,107,012
                     AAA      Aaa       10,000,000         7.25% due 5/15/2004                         10,570,625       11,103,125
                     AAA      Aaa        6,000,000         7.875% due 11/15/2004                        6,396,563        6,946,875
                     AAA      Aaa        4,000,000         7.50% due 2/15/2005                          4,427,500        4,535,010
                     AAA      Aaa        7,500,000         6.50% due 5/15/2005                          7,628,750        7,981,669
                     AAA      Aaa        7,000,000         6.50% due 8/15/2005                          7,238,906        7,459,357
                     AAA      Aaa        4,000,000         5.875% due 11/15/2005                        4,067,812        4,090,625
                                                                                                   --------------   --------------
                                                                                                       78,885,391       81,600,711

Banking--8.5%        A+       Aa2        3,500,000       ABN AMRO BANK, 7.25% due 5/31/2005             3,497,025        3,763,987
                     A        A2         3,000,000       BankAmerica Corp., 7.125% due 5/12/2005        2,956,500        3,186,930
                     A+       A2         2,000,000       Citicorp, 8.80% due 2/01/2000                  2,000,000        2,065,750
                     A+       A1         4,000,000       Fifth Third Bank, 6.75% due 7/15/2005          3,973,600        4,172,700
                     A-       A3         4,000,000       Golden West Financial Corp., 9.15%
                                                           due 5/23/1998                                4,542,960        4,310,240
                     A-       A3         6,000,000       Mellon Financial, 6.875% due 3/01/2003         5,483,220        6,240,270
                     A+       A1         1,000,000       Norwest Corp., 6.625% due 3/15/2003            1,003,060        1,028,675
                     A-       A3         2,500,000       US Bancorp, 6.75% due 10/15/2005               2,486,550        2,589,337
                     AA+      Aa2        5,000,000       Wachovia Corporation, 6% due 3/15/1999         4,890,950        5,058,600
                     BBB      Baa1       9,000,000       Washington Mutual Inc., 7.25% due
                                                           8/15/2005                                    8,930,520        9,579,240
                                                                                                   --------------   --------------
                                                                                                       39,764,385       41,995,729

Federal              AAA      Aaa        2,500,000       Federal National Mortgage Association,
Agencies--0.5%                                             7.85% due 9/10/2004                          2,496,484        2,659,756

Financial                                                Ford Motor Credit Co.:
Services--           A+       A1         2,000,000         9.875% due 5/15/2002                         2,300,380        2,395,880
Captive--5.4%        A+       A1         5,000,000         7.75% due 3/15/2005                          4,995,450        5,518,175
                                                         General Motors Acceptance Corp.:
                     BBB+     A3         6,000,000         7.85% due 3/05/1997                          5,977,380        6,154,080
                     BBB+     A3         2,000,000         7.60% due 1/20/1998                          1,957,400        2,076,840
                     BBB+     A3         5,000,000         7.125% due 5/11/1998                         5,056,400        5,162,650
                     BBB+     A3         5,000,000         6.625% due 10/01/2002                        4,991,000        5,144,150
                                                                                                   --------------   --------------
                                                                                                       25,278,010       26,451,775

Financial            BBB-     Baa2      10,000,000       Advanta Corp., 6.26% due 9/01/1997 (a)         9,994,300       10,075,000
Services--                                               Associates Corp. of North America:
Consumer--7.3%       AA-      Aa3        1,500,000         8.375% due 1/15/1998                         1,504,830        1,582,185
                     AA-      Aa3        3,000,000         5.25% due 9/01/1998                          2,908,770        2,977,245
                     A        A2         7,000,000       Beneficial Corp., 5.65% due 10/14/1997 (a)     7,000,000        6,971,713
                                                         CIT Group Holdings, Inc.:
                     A+       Aa3        4,000,000         7.625% due 12/05/1996                        3,987,120        4,070,720
                     A+       Aa3        3,000,000         5.971% due 2/28/1997                         2,998,020        2,991,828
                     BBB+     Baa1       7,000,000       Finova Capital Corp., 6.375% due
                                                           10/15/2000                                   6,972,980        7,127,190
                                                                                                   --------------   --------------
                                                                                                       35,366,020       35,795,881

SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes (continued)                                                                             Intermediate Term Portfolio
Financial            BBB      Baa2     $11,580,000       Alex Brown Inc., 7.625% due 8/15/2005       $ 11,797,083     $ 12,350,823
Services--           A        A2         3,000,000       Bear Stearns Companies, Inc., 8.75%
Other--7.6%                                                due 3/15/2004                                3,224,430        3,438,795
                     BBB      Baa2       4,000,000       Comdisco, Inc., 7.25% due 4/15/1998            3,990,720        4,123,020
                     A        A2         6,250,000       Dean Witter, Discover & Co., 6.75%
                                                           due 8/15/2000                                6,226,438        6,477,000
                     BBB+     Baa1       4,000,000       PaineWebber Group, Inc., 8.875%
                                                           due 3/15/2005                                4,025,080        4,567,540
                                                         Smith Barney Holdings Inc.:
                     A-       A3         3,000,000         6.50% due 10/15/2002                         2,986,120        3,060,495
                     A-       A3         1,000,000         6.875% due 6/15/2005                           992,930        1,032,005
                     A+       A2         2,000,000       The Travelers Corp., 9.50% due 3/01/2002       2,168,400        2,350,600
                                                                                                   --------------   --------------
                                                                                                       35,411,201       37,400,278

Foreign*--10.9%      BBB+     A3         5,000,000       Bangkok Bank Public Company Limited,
                                                           7.25% due 9/15/2005 (2)                      4,949,950        5,206,050
                     A-       A2         4,000,000       CRA Finance Ltd., 6.50% due 12/01/2003 (4)     4,006,020        4,067,760
                     AAA      Aaa        1,500,000       Japan Finance Corp. for Municipal
                                                           Enterprises, 9.125% due 3/13/2000 (2)        1,654,665        1,673,250
                     AAA      Aaa        2,000,000       Metropolis of Tokyo (Japan), 8.70%
                                                           due 10/05/1999 (5)                           2,312,940        2,207,530
                     A+       A2         1,000,000       Pohang Iron & Steel Co., 7.375% due
                                                           5/15/2005 (6)                                1,018,160        1,066,010
                     AA-      Aa3        9,000,000       Province of Quebec (Canada), 7.50%
                                                           due 7/15/2002 (3)                            9,486,070        9,568,304
                     A+       A2         5,000,000       Province of Quebec (Canada), 8.80%
                                                           due 4/15/2003 (3)                            5,538,670        5,732,925
                     BB       Baa3      10,000,000       Republic of South Africa, 9.625%
                                                           due 12/15/1999 (1)                           9,839,025       10,825,000
                     A+       A1        12,500,000       Telekom Malaysia Berhad, 7.125%
                                                           due 8/01/2005 (1)                           12,662,775       13,191,499
                                                                                                   --------------   --------------
                                                                                                       51,468,275       53,538,328

Government           A-       A3         2,000,000       State of Israel, 6.375% due 12/15/2005         1,983,100        2,010,930
National Bond--
Foreign--0.4%

Industrial--         A-       A2         2,000,000       American Home Products Corporation,
Consumer                                                   7.90% due 2/15/2005                          1,996,100        2,256,960
Goods--11.7%         AA-      A1         5,481,000       Anheuser-Busch Cos., Inc.,
                                                           8.75% due 12/01/1999                         6,189,909        6,073,633
                     A+       A1         3,000,000       Bass America, Inc., 6.625% due 3/01/2003       2,825,520        3,103,305
                                                         Grand Metropolitan Investment Corp.:
                     A+       A2         3,000,000         6.50% due 9/15/1999                          3,040,120        3,073,125
                     A+       A2         3,000,000         8.625% due 8/15/2001                         3,069,700        3,390,225
                     A+       A1         5,000,000       JC Penney & Co., 6.375% due 9/15/2000          4,991,900        5,108,160
                     A        A1         4,000,000       PepsiCo., Inc., 6.125% due 1/15/1998           3,972,240        4,044,660
                     A        A2         3,500,000       Philip Morris Cos., Inc., 9%
                                                           due 1/01/2001                                3,576,195        3,944,937
                                                         RJR Nabisco Holding Corp.:
                     BBB-     Baa2       5,000,000         6.70% due 6/15/2002                          4,997,050        5,091,050
                     BBB-     Baa2       8,000,000         8.75% due 4/15/2004                          7,785,920        8,295,760
                     BBB-     Baa3       3,000,000         6.85% due 6/15/2005                          2,994,300        3,052,065
                                                         Sears, Roebuck & Co.:
                     BBB      A2         2,500,000         9.25% due 4/15/1998                          2,837,275        2,692,575
                     BBB      A2         7,000,000         8.45% due 11/01/1998                         7,762,380        7,482,685
                                                                                                   --------------   --------------
                                                                                                       56,038,609       57,609,140




SCHEDULE OF INVESTMENTS (continued)
                     S&P    Moody's       Face
Industries          Rating   Rating      Amount                    Issue                                 Cost           Value

Bonds & Notes (concluded)                                                                             Intermediate Term Portfolio
Industrial--         A+       A1       $ 2,000,000       Petroliam Nasional Berhad,
Energy--1.3%                                               6.875% due 7/01/2003                      $  1,972,960     $  2,080,600
                                                         Texaco Capital Inc.:
                     A+       A1         2,000,000         6.875% due 7/15/1999                         1,996,120        2,070,000
                     A+       A1         2,000,000         9% due 12/15/1999                            2,342,460        2,226,750
                                                                                                   --------------   --------------
                                                                                                        6,311,540        6,377,350

Industrial--                                             Applied Materials Inc.:
Other--13.0%         BBB-     Baa2       4,000,000         8% due 9/01/2004                             3,970,760        4,451,880
                     BBB      Baa2       4,000,000         6.65% due 9/05/2000                          4,000,000        4,110,520
                     A-       A3         9,000,000       Carnival Cruise Lines, Inc.,
                                                           7.70% due 7/15/2004                          8,799,420        9,744,750
                     BBB+     A3         7,000,000       Columbia/HCA Healthcare Corp.,
                                                           6.87% due 9/15/2003                          7,043,300        7,283,129
                     A        A1         3,500,000       Electronic Data Systems Corp.,
                                                           6.85% due 5/15/2000                          3,497,235        3,653,125
                                                         McDonnell Douglas Corporation:
                     BBB      Baa2       4,000,000         8.625% due 4/01/1997                         4,142,720        4,144,440
                     BBB      Baa2       5,000,000         6.30% due 10/20/1999                         5,029,550        5,005,850
                     BBB-     Ba1       14,500,000       News American Holdings, Inc., 8.50%
                                                           due 2/15/2005                               14,789,005       16,379,344
                     BBB-     Baa3       8,000,000       Telecommunications, Inc., 9.25%
                                                           due 4/15/2002                                8,496,110        9,111,520
                                                                                                   --------------   --------------
                                                                                                       59,768,100       63,884,558

Supranational--      AAA      AAA        5,000,000       Asian Development Bank, 6.125%
--1.0%                                                     due 3/09/2004                                4,952,900        5,028,250

Transportation       BB+      Baa3       4,310,000       AMR Corporation, 9.50% due 7/15/1998           4,606,528        4,660,467
Services--3.5%       AA       A1         4,000,000       Boeing Co. (The), 6.35% due 6/15/2003          3,599,960        4,085,240
                                                         Southwest Airlines, Inc.:
                     A-       Baa1       6,500,000         9.40% due 7/01/2001                          7,564,180        7,491,672
                     A-       Baa1       1,000,000         8% due 3/01/2005                               994,610        1,116,490
                                                                                                   --------------   --------------
                                                                                                       16,765,278       17,353,869

Utilities--          AA-      Aa3        8,000,000       US West Communications,
Communications                                             6.375% due 10/15/2002                        7,977,600        8,227,000
--1.7%

Utilities--          BBB+     Baa1       7,000,000       PECO Energy Co., 8% due 4/01/2002              7,000,440        7,693,980
Electric--2.8%       A-       A2         4,000,000       Pennsylvania Power & Light Co., 5.50%
                                                           due 4/01/1998                                3,991,280        3,995,200
                     BBB+     Baa2       2,000,000       Texas Utilities Electric Co., 8%
                                                           due 6/01/2002                                1,972,080        2,209,450
                                                                                                   --------------   --------------
                                                                                                       12,963,800       13,898,630

Utilities--                                              Consolidated Natural Gas Co.:
Gas--2.3%            AA-      A1         2,000,000         8.75% due 6/01/1999                          2,125,440        2,184,390
                     AA-      A1         8,500,000         7.375% due 4/01/2005                         8,704,490        9,178,385
                                                                                                   --------------   --------------
                                                                                                       10,829,930       11,362,775


                                                         Total Investments in Bonds & Notes--94.5%    446,260,623      465,194,960

SCHEDULE OF INVESTMENTS (concluded)
                                            Face
                                           Amount                 Issue                                  Cost             Value

Short-Term Securities                                                                                  Intermediate Term Portfolio
Repurchase                             $22,174,000       Morgan Stanley Group, Inc.,
Agreement**--4.5%                                          purchased on 12/29/1995 to yield
                                                           5.87% to 1/02/1996                        $ 22,174,000     $ 22,174,000


                                                         Total Investments in Short-Term
                                                         Securities--4.5%                              22,174,000       22,174,000


Total Investments--99.0%                                                                             $468,434,623      487,368,960
                                                                                                     ============
Other Assets Less Liabilities--1.0%                                                                                      5,060,271
                                                                                                                      ------------
Net Assets--100.0%                                                                                                    $492,429,231
                                                                                                                      ============


Net Asset Value:     Class A--Based on net assets of $235,864,719 and 19,994,817 shares outstanding                   $      11.80
                                                                                                                      ============
                     Class B--Based on net assets of $228,436,740 and 19,364,192 shares outstanding                   $      11.80
                                                                                                                      ============
                     Class C--Based on net assets of $8,915,529 and 755,709 shares outstanding                        $      11.80
                                                                                                                      ============
                     Class D--Based on net assets of $19,212,243 and 1,628,569 shares outstanding                     $      11.80
                                                                                                                      ============


  *Corresponding industry groups for foreign securities, which are denominated in US dollars:
   (1)Government Entity.
   (2)Financial Institution; Government-Owned & Guaranteed.
   (3)Government Entity; Guaranteed by Province.
   (4)Industrial Mining.
   (5)Government Entity; Guaranteed by Japan.
   (6)Industrial; Metals.
 **Repurchase Agreements are fully collateralized
   by US Government Obligations.
(a)Floating Rate Note.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Vincent T. Lathbury III, Vice President
Gerald M. Richard, Treasurer
Michael J. Hennewinkel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863